================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-17620) UNDER
                           THE SECURITIES ACT OF 1933




                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 87




                                       AND

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940




                                AMENDMENT NO. 87




                              VANGUARD WORLD FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482




               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON
            OCTOBER 14 , 2003 PURSUANT TO PARAGRAPH (A) OF RULE 485.




================================================================================

Vanguard(R) U.S. Growth and Vanguard(R) Calvert Social Index Funds' Prospectuses are incorporated by reference from the prior filing of the 84th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, filed on November 27, 2002. Vanguard(R) International Growth Fund's Prospectuses are incorporated by reference from the prior filing of the 86th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, filed on March 28, 2003.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED JULY 31, 2003

VANGUARD(R) U.S. SECTOR INDEX FUNDS

ADMIRAL SHARES . OCTOBER 14, 2003

This is the Funds'
initial prospectus, so
it contains no
performance data.

STOCK
PROSPECTUS

VANGUARD CONSUMER DISCRETIONARY INDEX FUND

VANGUARD CONSUMER STAPLES INDEX FUND

VANGUARD ENERGY INDEX FUND

VANGUARD FINANCIALS INDEX FUND

VANGUARD HEALTH CARE INDEX FUND

VANGUARD INDUSTRIALS INDEX FUND

VANGUARD INFORMATION TECHNOLOGY INDEX FUND

VANGUARD MATERIALS INDEX FUND

VANGUARD TELECOMMUNICATION SERVICES INDEX FUND

VANGUARD UTILITIES INDEX FUND

[INDEXED TO MSCI LOGO]


INFORMATION CONTAINED IN THIS PROSPECTUS IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT FOR VANGUARD U.S. SECTOR INDEX FUNDS HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE.
     SHARES OF VANGUARD U.S. SECTOR INDEX FUNDS MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
     THE OFFERING OF THESE SHARES IS CONTINGENT UPON THE SEC'S APPROVAL OF AN EXEMPTIVE ORDER, WHICH MAY OR MAY NOT BE GRANTED.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[THE VANGUARD GROUP LOGO]

VANGUARD U.S. SECTOR INDEX FUNDS
Admiral Shares
Prospectus
October 14, 2003

--------------------------------------------------------------------------------
CONTENTS

.. INDEXING AND VANGUARD U.S,               . INVESTMENT ADVISER
  SECTOR INDEX FUNDS
                                           . DIVIDENDS, CAPITAL GAINS, AND TAXES
.. FUND PROFILES
                                           . SHARE PRICE
  . Consumer Discretionary Index Fund
                                           . INVESTING WITH VANGUARD
  . Consumer Staples Index Fund
                                                  . Buying Shares
  . Energy Index Fund
                                                  . Redeeming Shares
  . Financials Index Fund
                                                  . Converting Shares
  . Health Care Index Fund
                                                  . Exchanging Shares
  . Industrials Index Fund
                                                  . Other Rules You Should Know
  . Information Technology Index Fund
                                                  . Fund and Account Updates
  . Materials Index Fund
                                                  . Contacting Vanguard
  . Telecommunication Services Index Fund
                                                   . VIPER SHARES
  . Vanguard Utilities Index Fund
                                           GLOSSARY (inside back cover)
.. MORE ON THE FUNDS

.. THE FUNDS AND VANGUARD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Funds. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

Vanguard Sector Index Funds offer two classes of shares: Admiral Shares and VIPER Shares. This prospectus offers the Funds' Admiral Shares, which have an investment minimum of $250,000 and are NOT available to:

o    SIMPLE IRAs and 403(b)(7) custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

Admiral Shares of the Funds can be converted into an exchange-traded class of shares known as VIPER Shares. A brief description of VIPER Shares and how to convert into them appears on pages . to . of this prospectus. A separate prospectus containing more information about VIPER Shares is available at Vanguard's website or by calling 1-866-499-8473 (1-866-499-VIPER).

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

INDEXING AND VANGUARD U.S. SECTOR INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market or portion of a market. There are many types of stock indexes. Some represent entire markets--such as the U.S. stock market or the European stock market. Other stock indexes cover market segments, usually as defined by market capitalization (e.g., small-capitalization stocks), investment style (e.g., growth stocks), or industry groupings (e.g., health care stocks).

WHAT ARE THE VANGUARD U.S. SECTOR INDEX FUNDS

The Vanguard U.S. Sector Index Funds are a suite of ten index funds that seek to track the performance of the following discreet components--or "sectors"--of the U.S. economy:

--------------------------------------------------------------
Consumer discretionary           Industrials
Consumer staples                 Information technology
Energy                           Materials
Financials                       Telecommunication services
Health care                      Utilities
--------------------------------------------------------------

     For their benchmarks, the Funds use ten sector indexes sponsored by Morgan Stanley Capital International (MSCI). Each of these indexes measures the performance of a separate group of industries, as classified under the Global Industry Classification Standard (GICS(R)). Together, the Funds' target indexes make up the MSCI Investable Market 2500 Index, a broad market index covering companies and industries across the entire U.S. economy.

WHAT INDEXING STRATEGIES DO THE VANGUARD U.S. SECTOR INDEX FUNDS USE?

Each Fund may use either of two different indexing strategies: replication or sampling.

o INDEX REPLICATION. Whenever parcticable, a Fund will attempt to replicate its target index by holding all component stocks in approximately the same proportions as their respective weightings within the index.

o INDEX SAMPLING. When replication is not practicable, as a secondary indexing strategy, a Fund has the flexibility to "sample" its target index by holding all component stocks, but in proportions that vary from their respective weightings within the index. When sampling, a Fund will aim to hold securities that, in the aggregate, approximate the target index in terms of key characteristics such as price/earnings ratio, earnings growth, and dividend yield.

     A Fund typically will use index sampling only if regulatory constraints or other considerations prevent it from using index replication. For example, as of .., 2003, the Consumer Staples, Energy, Industrials, and Telecommunication Services Index Funds used index sampling in order to comply with Internal Revenue Code (IRC) diversification limits on the amount of assets that a regulated investment company may invest in the securities of a single company or group of companies. Their target indexes currently include proportions of certain stocks that exceed the IRC limits, so index replication is not possible for these Funds at this time.

HOW CLOSELY  WILL THE  VANGUARD  U.S.  SECTOR  INDEX  FUNDS  TRACK THEIR  TARGET
INDEXES?

Funds using index replication can be expected to track the performance of their target indexes relatively closely. When sampling their target indexes however, the Funds may experience a greater degree of "tracking error"--that is, performance that lags or exceeds that of the target index. Tracking error may be particularly wide if regulatory constraints--such as the IRC limits described above--inhibit a Fund's ability to approximate key characteristics of the target index.
     In addition, it should be noted that, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

3

FUND PROFILE--VANGUARD(R) CONSUMER DISCRETIONARY INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Consumer Discretionary Index, an index of stocks of large-, mid-, and small-size U.S. companies within the consumer discretionary sector. This sector is made up of industries that are focused on discretionary consumer goods or services. Among the industries included in this sector are automobiles, restaurants, hotels, and apparel. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------


     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

5

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) CONSUMER
STAPLES INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Consumer Staples Index, an index of stocks of large-, mid-, and small-size U.S. companies within the consumer staples sector. This sector is made up of industries that are focused on goods or services considered essential by consumers. Among the industries included in this sector are food manufacturing and distribution, food and drug retailing, tobacco, and non-durable household goods. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.
     As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percent-
     age of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Index sampling risk, which is the chance that stocks held by the Fund will not provide investment performance closely tracking that of the index.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

7

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) ENERGY INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Energy Index, an index of stocks of large-, mid-, and small-size U.S. companies within the energy sector. This sector is made up of industries that are focused on developing, producing, or distributing energy resources, such as oil or gas products, as well as energy-related equipment and services. Among the industries included in this sector are oil refining, oil and gas exploration, and oil and gas transportation. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.
     As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.

8

o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Index sampling risk, which is the chance that stocks held by the Fund will not provide investment performance closely tracking that of the index.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                                                                               9
                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) FINANCIALS INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Financials Index, an index of stocks of large-, mid-, and small-size U.S. companies within the financials sector. This sector is made up of industries that are focused on providing financial services to consumers and businesses. Among the industries included in this sector are banking, mortgage finance, brokerage, and asset management. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weightings in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.

o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.

PERFORMANCE/RISK INFORMATION

The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

11

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) HEALTH CARE INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Health Care Index, an index of stocks of large-, mid-, and small-size U.S. companies within the health care sector. This sector is made up of industries that are focused on developing, manufacturing, or selling products or services relating to health care or medicine. Among the industries included in this sector are pharmaceuticals, biotechnology, health care equipment, and health care service providers. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the health care sec-
     tor, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.

PERFORMANCE/RISK INFORMATION

The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------


     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) INDUSTRIALS INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Industrials Index, an index of stocks of large-, mid-, and small-size U.S. companies within the industrial sector. This sector is made up of industries that are focused on manufacturing, distributing, or servicing products and equipment used in industry. Among the industries included in this sector are aerospace and defense, building products, machinery and transportation. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as is weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.
     As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Index sampling risk, which is the chance that stocks held by the Fund will not provide investment performance closely tracking that of the index.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

15

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) INFORMATION TECHNOLOGY INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Information Technology Index, an index of stocks of large-, mid-, and small-size U.S. companies within the information technology sector. This sector is made up of industries that are focused on developing, manufacturing, distributing or servicing computer hardware and software. Among the industries included in this sector are software applications, information technology consulting, computer manufacturing, and semi-conductor manufacturing. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

17


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) MATERIALS INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Materials Index, an index of stocks of large-, mid-, and small-size U.S. companies within the materials sector. This sector is made up of industries that are focused on manufacturing, mining, processing, or distributing raw materials and intermediate goods used in industry. Among the industries included in this sector are chemicals, paper and forest products, and metals. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------


     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) TELECOMMUNICATION SERVICES INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Telecommunication Services Index, an index of stocks of large-, mid-, and small-size U.S. companies within the telecommunication services sector. This sector is made up of industries that are focused on providing communications services including fixed-line, cellular, wireless, broad band width and/ or fiber optic cable network. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as it weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.
     As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the telecommunications services sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Index sampling risk, which is the chance that stocks held by the Fund will not provide investment performance closely tracking that of the index.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

21

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) UTILITIES INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Utilities Index, an index of stocks of large-, mid-, and small-size U.S. companies within the utilities sector. This sector is made up of industries that are focused on providing both nuclear and non-nuclear generated electric, gas, water, or other utility services to consumers and industry. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.

23

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Purchase Fee:                                                        None*
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Redemption Fee:                                                       2%**

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** The 2% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

The one-year figure above includes the Fund's 2% redemption fee. The three-year figure does not include the fee, because it applies only to shares held for less than one year.
     The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one-year period are lower than in the first example because the Fund's 2% redemption fee does not apply.

                           --------------------------
                             1 YEAR     3 YEARS
                           --------------------------
                              $.           $.
                           --------------------------

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December.        .

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           .
..
                                         TICKER SYMBOL
                                         .
--------------------------------------------------------------------------------

25

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. When considering an investment in sector mutual funds, you should be aware that daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

MARKET EXPOSURE

The Funds invest mainly in common stocks of companies within designated market sectors. As a result, the Funds are subject to certain risks.

[FLAG]EACH FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


[FLAG]EACH FUND IS SUBJECT TO SECTOR  RISK,  WHICH IS THE CHANCE THAT THERE WILL
     BE OVERALL PROBLEMS AFFECTING A PARTICULAR SECTOR, OR THAT RETURNS FROM A PARTICULAR SECTOR WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. BECAUSE EACH FUND INVESTS ALL, OR SUBSTANTIALLY ALL, OF ITS ASSETS IN A NAMED SECTOR, THE FUND'S PERFORMANCE LARGELY DEPENDS--FOR BETTER OR FOR WORSE--ON THE OVERALL CONDITION OF THAT SECTOR.

     A variety of circumstances and events can affect the overall performance of a given market sector. In addition, a sector's sensitivity to particular factors tend to change over time, so it is impossible to identify in advance the exact circumstances and events that will be most important to future performance of that sector. Examples of factors that have proven important to the past performance of each Fund's targeted market sector are shown in the following tables.

--------------------------------------------------------------------------------
                            PAST PERFORMANCE FACTORS
--------------------------------------------------------------------------------
CONSUMER STAPLES SECTOR
--------------------------------------------------------------------------------
Consumer tastes, government regulation, marketing, and consumer confidence are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY SECTOR
--------------------------------------------------------------------------------
Overall economic conditions, interest rates, consumer confidence and disposable income, are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
ENERGY SECTOR
--------------------------------------------------------------------------------
Geopolitical events, government regulation, supply and demand of energy fuels, economic cycles, and fuel prices are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
FINANCIALS SECTOR
--------------------------------------------------------------------------------
Government regulation, interest rates, cost of capital funds, credit losses, and financial markets are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
HEALTH CARE SECTOR
--------------------------------------------------------------------------------
Patent protection, government regulation, research and development costs, litigation, and competitive forces are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
INDUSTRIALS SECTOR
--------------------------------------------------------------------------------
Government regulation, world events and economic conditions, insurance costs and labor relations are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SECTOR
--------------------------------------------------------------------------------
Overall economic conditions, short product cycles, rapid obsolescence of products, competition and government regulation are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
MATERIALS SECTOR
--------------------------------------------------------------------------------
Commodity prices, government regulation, interest rates, resource availability and economic cycles are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES SECTOR
--------------------------------------------------------------------------------
Overall economic conditions, supply and demand, competition, and government regulation are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
UTILITIES SECTOR
--------------------------------------------------------------------------------
Deregulation, government spending, supply and demand of fuels are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------


SECURITY SELECTION

Each Fund attempts to track the investment performance of a benchmark index that measures the return of a particular market sector. When practicable, each Fund uses the replication method of indexing as its primary strategy, meaning that it holds the same stocks as its target index, and in approximately the same proportions.
     The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.
     The following table shows the number of stocks held in each Fund's target index, as of ., 2003, along with the percentage of each index represented by its top ten holdings as of the same date.

27


--------------------------------------------------------------------------------
                                                            PERCENTAGE OF INDEX
                                       NUMBER OF STOCKS             HOLDINGS IN
FUND                                    IN TARGET INDEX           TOP 10 STOCKS
--------------------------------------------------------------------------------
Vanguard Consumer Discretionary Index Fund     430                          .%
Vanguard Consumer Staples Index Fund           104                          .
Vanguard Energy Index Fund                     114                          .
Vanguard Financials Index Fund                 538                          .
Vanguard Health Care Index Fund                295                          .
Vanguard Industrials Index Fund                338                          .
Vanguard Information Technology Index Fund     423                          .
Vanguard Materials Index Fund                  114                          .
Vanguard Telecommunication Services Index Fund  39                          .
Vanguard Utilities Index Fund                   98                          .
--------------------------------------------------------------------------------


[FLAG]EACH FUND IS SUBJECT TO NONDIVERSIFICATION  RISK, WHICH IS THE CHANCE THAT
     THE  FUND'S  PERFORMANCE  MAY  BE  HURT   DISPROPORTIONATELY  BY  THE  POOR
     PERFORMANCE OF RELATIVELY FEW STOCKS OR EVEN A SINGLE STOCK.

     Each Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because each Fund tends to invest a high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is very high for the Funds.

OTHER INVESTMENT POLICIES AND RISKS

Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same U.S. market sector as the current index.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, each Fund is generally managed without regard to tax ramifications.

[FLAG]EACH FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

     The reasons for which a Fund may invest in futures are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------

REDEMPTION FEE

The Funds charge a redemption fee on shares that are redeemed before they have been held for one year. This fee also applies when shares are redeemed by exchange to another Vanguard fund or by application of the low-balance account-closure policy. Unlike a sales charge or load paid to a broker or fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The fee ensures that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Each Vanguard fund reserves the right to stop offering shares at any time.
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

29

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of February 28, 2003, the average turnover rate for passively managed domestic equity index funds investing in . stocks was approximately .%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $600 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity Group. As of February 28, 2003, Vanguard served as adviser for about $. billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     The Funds commenced operations on ., 2003.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates as well as research services provided to the adviser.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER


The manager primarily responsible for overseeing the Fund's investments is:

GEORGE U. SAUTER, Managing Director and Chief Investment Officer of Vanguard. He has worked in investment management since 1985; has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987; and has had oversight responsibility for Vanguard's Fixed Income Group since 2003. Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------


BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions (other than any return of capital) are taxable to you for federal income tax purposes whether, or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes. If you are an individual and meet

31

     certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in a Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"


Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:
o    Provide us with your correct taxpayer identification number;
o    Certify that the taxpayer identification number is correct; and
o    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day asof the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

33


--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES


ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com. BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard/(R)/ fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS/(R)/ (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK (ALL FUNDS OTHER THAN MONEY MARKET FUNDS),  BY EXCHANGE,  OR BY
WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds, purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt.
BY CHECK (FOR MONEY MARKET FUNDS ONLY): For check purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For purchases received after that time, the trade date is the second business day following the date of receipt. Because money market instruments must be purchased with federal funds and its takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date is always one day later than for other funds.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard on a business day before 10 p.m., Eastern time, will result in a purchase that occurs on and receives a trade date of the next business day.

PURCHASE RULES YOU SHOULD KNOW
^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

35

CONVERTING SHARES


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

REDEMPTION FEES
The Funds charge a 2% redemption fee on shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account- closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 2% fee.
     We will always redeem your "oldest" shares first. In addition, in the event that you transfer your shares to a different account registration, the shares will retain their redemption fee status. If you transfer less than 100% of your account, we will carry over the redemption fee status of your shares on a proportionate basis. From time to time, the Fund may waive or modify redemption fees for certain catergories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date. ^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard/(R)/ Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

37

^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express/(R)/.
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. ^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, U.S. SECTOR INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNA TIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
o No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at

     1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)
o No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
o No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
o    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.


OTHER RULES YOU SHOULD KNOW


VANGUARD.COM/(R)/

^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, U.S. Sector Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele--

39

Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 o Ten-digit account number.
 o Complete owner name and address.
 o Primary Social Security or employer identification number.
 o Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, U.S. Sector Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars, shares, or percent).
o    Authorized signatures, as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
o    Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
Each Fund reserves the right to redeem an investor's Institutional Shares if the investor's Fund account balance falls below the minimum initial investment for that share class. Any such redemption will be preceded by written notice to the investor.


FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

41

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS

Financial reports about Vanguard U.S. Sector Index Funds will be mailed twice a year, in October and April. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
o    Performance assessments with comparisons to industry benchmarks.
o    Financial statements with detailed listings of the Funds' holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

CONTACTING VANGUARD


ONLINE

VANGUARD.COM
o Your best source of Vanguard news n For fund, account, and service information
o    For most account transactions
o    For literature requests
o    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT/(R)/
1-800-662-6273
(ON-BOARD)
o    For automated fund and account information
o For redemptions by check, exchange (subject to certain limitations), or wire
o    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
o For fund and service information
o For literature requests
o Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
o For account information
o For most account transactions
o Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o For information and services for large institutional investors
o Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110


REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815


FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard U.S. Sector Index Funds Shares:
 Vanguard Consumer Discretionary Index--.
 Vanguard Consumer Staples Index--.
 Vanguard Energy Index--.
 Vanguard Financials Index--.
 Vanguard Health Care Index--.
 Vanguard Industrials Index--.
 Vanguard Information Technology Index--.
 Vanguard Materials Index--.
 Vanguard Telecommunication Services Index--.
 Vanguard Utilities Index--.


The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

43

VIPER/(R)/ SHARES

The funds offered through this prospectus offer a class of shares, known as Vanguard Index Participation Equity Receipts (VIPER) Shares, that are listed for trading on the . Exchange (.). If you own Admiral Shares issued by one of these funds, you may convert those shares into VIPER* Shares of the same fund.

Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

     Each Fund in this prospectus offers a VIPER Share class:

------------------------------------------------------------------------------------------------
                                                                                         TICKER
FUND                                                VIPER SHARES                         SYMBOL
------------------------------------------------------------------------------------------------
Vanguard Consumer Discretionary Index Fund         Consumer Discretionary VIPERs(R)

Vanguard Consumer Staples Index Fund               Consumer Staples VIPERs(R)

Vanguard Energy Index Fund                         Energy VIPERs (R)

Vanguard Financials Index Fund                     Financials VIPERs(R)

Vanguard Health Care Index Fund                    Health Care VIPERs(R)

Vanguard Industrials Index Fund                    Industrials VIPERs(R)

Vanguard Information Technology Index Fund         Information Technology VIPERs(R)

Vanguard Materials Index Fund                      Materials VIPERs(R)

Vanguard Telecommunication Services Index Fund     Telecommunication Services VIPERs(R)

Vanguard Utilities Index Fund                      Utiilities VIPERs(R)
------------------------------------------------------------------------------------------------


     Although VIPER Shares represent an investment in the same portfolio of securities as Institutional Shares of that Fund, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to VIPER Shares.
     The following material summarizes key information about VIPER Shares. A separate prospectus with more complete information about VIPER Shares is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES

Admiral Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value
(NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased directly from or redeemed directly with the issuing fund, except as noted below.
     An organized trading market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares are listed for trading on the .. Investors can purchase and sell VIPER Shares on the open market through a full-service, discount, or online broker. Open-market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of the fund's portfolio securities and the supply of and demand for VIPER Shares. The market price of a fund's VIPER Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.


*Patent Pending.

BUYING AND SELLING VIPER SHARES

Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring VIPER Shares, whether through a conversion or an open-market purchase, you must have an account with a broker.
     You buy and sell VIPER Shares in the same way you buy and sell any other exchange-traded security--on the open-market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy VIPER Shares and receive less than NAV when you sell those shares.
     If you own Admiral Shares of a Vanguard fund that issues VIPER Shares, you can convert those shares into VIPER Shares of equivalent value--but you cannot convert back. See below under the heading "Conversions" for a discussion of the conversion process.
     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers, (ii) in large blocks of . or . VIPER Shares (depending on the fund), known as Creation Units, and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS

VIPER Shares issued by a fund are subject to the same risks as conventional shares of the same fund. VIPER Shares also are subject to the following risks:
o The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.
o VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the . Exchange (.), it is possible that an active trading market may not be maintained.
o Trading of a fund's VIPER Shares on the . may be halted if . officials deem such action appropriate, if the shares are delisted from the ., or if the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FEES AND EXPENSES

When you buy and sell VIPER Shares through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.
     For the current fiscal year, the total annual operating expenses (the expense ratio) for each type of VIPER Share are expected to be:

45


VIPER SHARES                        EXPENSE RATIO
---------------------------------------------------
Consumer Discretionary VIPERs           x.xx%
Consumer Staples VIPERs                 x.xx
Energy VIPERs                           x.xx
Financials VIPERs                       x.xx
Health Care VIPERs                      x.xx
Industrials VIPERs                      x.xx
Information Technology VIPERs           x.xx
Materials VIPERs                        x.xx
Telecommunication Services VIPERs       x.xx
Utilities VIPERs                        x.xx
---------------------------------------------------


ACCOUNT SERVICES

Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services/(R)/. Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose VIPER Shares you own. You will receive certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS

Owners of Admiral Shares issued by one of the Vanguard U.S. Sector Index Funds may convert those shares into VIPER Shares of equivalent value of the same fund. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.
     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.
     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You would realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.
     Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into VIPER Shares:

o The conversion transaction is nontaxable except to the extent that conventional shares must be sold to avoid the creation of fractional VIPER Shares.
o The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day, although processing may take up to three business days depending on when the conversion request is received.
o Until the conversion process is complete, you will remain fully invested in the fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
o During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.
o VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, VIPER Shares of one fund cannot be exchanged for VIPER Shares of another fund.
































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


























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


























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

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

DISTRIBUTIONS
Payments to shareholders of dividend income, capital gains, and return of capital generated by the fund's investment activities and distribution policies, after expenses.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Sector Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. In the
Funds' annual report, you
will find a discussion of the
market conditions and investment
strategies that significantly
affected the Funds' performance
during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are incorporated by
reference into (and are thus legally
a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about your
account, account transactions, and/or
account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY
THE SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the
Funds are also available on the
SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Public
Reference Section, Securities and
Exchange Commission, Washington, DC
20549-0102.

Funds' Investment Company Act
file number: 811-1027
(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

PO 102003

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED JULY 31, 2003

VANGUARD(R) U.S. SECTOR VIPER(R) SHARES

.., 2003

Exchange-traded fund shares that are not individually redeemable

This is the Funds'
initial prospectus, so
it contains no
performance data.

PROSPECTUS

VANGUARD CONSUMER DISCRETIONARY VIPERS

VANGUARD CONSUMER STAPLES VIPERS

VANGUARD ENERGY VIPERS

VANGUARD FINANCIALS VIPERS

VANGUARD HEALTH CARE VIPERS

VANGUARD INDUSTRIALS VIPERS

VANGUARD INFORMATION TECHNOLOGY VIPERS

VANGUARD MATERIALS VIPERS

VANGUARD TELECOMMUNICATION SERVICES VIPERS

VANGUARD UTILITIES VIPERS

[INDEXED TO MSCI(R)LOGO]

INFORMATION CONTAINED IN THIS PROSPECTUS IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT FOR VANGUARD SECTOR VIPER FUNDS HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE.
     SHARES OF VANGUARD SECTOR VIPER FUNDS MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
     THE OFFERING OF THESE SHARES IS CONTINGENT UPON THE SEC'S APPROVAL OF AN EXEMPTIVE ORDER, WHICH MAY OR MAY NOT BE GRANTED.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[THE VANGUARD GROUP LOGO]

VANGUARD SECTOR VIPER SHARES
Prospectus
.., 2003

Vanguard Index Participation Equity Receipts

An Exchange-Traded Class of Shares of Certain Vanguard Index Funds

--------------------------------------------------------------------------------
CONTENTS

.. AN INTRODUCTION TO VIPER SHARES       . MORE ON VIPER SHARES

.. FUND PROFILES                         . VIPER SHARES AND VANGUARD

 . Consumer Discretionary VIPERs        . INVESTMENT ADVISER

 . Consumer Staples VIPERs              . DIVIDENDS, CAPITAL GAINS, AND TAXES

 . Energy VIPERs                        . DAILY PRICING

 . Financials VIPERs                    . FINANCIAL HIGHLIGHTS

 . Health Care VIPERs                   GLOSSARY (inside back cover)

 . Industrials VIPERs

 . Information Technology VIPERs

 . Materials VIPERs

 . Telecommunication Services VIPERs

 . Utilities VIPERs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE TO RETAIL INVESTORS:

VIPER Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase VIPER Shares directly from the Fund. Instead, these investors will purchase VIPER Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus--such as information about purchasing and redeeming VIPER Shares from a Fund and references to transaction fees imposed on purchases and redemptions--is not relevant to most individual investors.
--------------------------------------------------------------------------------

AN INTRODUCTION TO SECTOR VIPER SHARES

WHAT ARE VIPER SHARES?
Vanguard Index Participation Equity Receipts, or "VIPER" Shares, are a class of exchange-traded securities that represent an interest in a portfolio of stocks held by a particular Vanguard index mutual fund. The sector funds that currently offer VIPER Shares are:

---------------------------------------------------------------
FUND                              VIPER SHARES
---------------------------------------------------------------
Vanguard Consumer Discretionary   Vanguard Consumer
 Index Fund                       Discretionary VIPERs
Vanguard Consumer Staples         Vanguard Consumer
 Index Fund                       Staples VIPERs
Vanguard Energy Index Fund        Vanguard Energy VIPERs
Vanguard Financials Index Fund    Vanguard Financials VIPERs
Vanguard Health Care Index Fund   Vanguard Health Care VIPERs
Vanguard Industrials Index Fund   Vanguard Industrials VIPERs
Vanguard Information Technology   Vanguard Information
 Index Fund                       Technology VIPERs
Vanguard Materials Index Fund     Vanguard Materials VIPERs
Vanguard Telecommunication        Vanguard Telecommunication
 Services Index Fund              Services VIPERs
Vanguard Utilities Index Fund     Vanguard Utilities VIPERs
---------------------------------------------------------------

     In addition to VIPER Shares, each Fund offers one conventional class of shares. This prospectus, however, relates only to VIPER Shares.

HOW ARE VIPER SHARES DIFFERENT FROM CONVENTIONAL MUTUAL FUND SHARES? Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at a net asset value (NAV) typically calculated once a day. VIPER Shares, by contrast, cannot be purchased directly from or redeemed directly with the issuing fund except by or through Authorized Participants (defined below), and then only for an in-kind basket of securities. An organized secondary market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares are listed for trading on the . Exchange (.). Investors can purchase and sell VIPER Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day based on the supply of, and demand for, VIPER Shares.
     Although the market price of a VIPER Share typically will approximate its NAV, there may be times when the market price and the NAV vary, so you may receive more or less than NAV when you sell your shares on the secondary market. Also, it is possible that an active trading market may not be maintained.

HOW DO I BUY AND SELL VIPER SHARES?
A fund issues and redeems VIPER Shares only in bundles of . shares. These bundles are known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company that has executed a Participant Agreement with the fund's Distributor. Vanguard will provide a list of Authorized Participants upon request. Because Creation Units can be purchased only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited num-

2

ber of institutional investors will purchase and redeem VIPER Shares directly with an issuing fund.
     Investors who cannot afford to purchase a Creation Unit can acquire VIPER Shares in one of two ways. If you own conventional shares of a fund that issues VIPER Shares, you can, for a fee, convert those shares into VIPER Shares of equivalent value. For more information about the conversion privilege, see "Conversion Privilege" under MORE ON VIPER SHARES. In addition, any investor may purchase VIPER Shares on the secondary market (i.e., not from the issuing fund) through a broker. VIPER Shares are listed on the . and are publicly traded. To acquire VIPER Shares through either means, you must have a brokerage account. For information about acquiring VIPER Shares through conversion of conventional shares or through a secondary market purchase, please contact your broker. If you want to sell VIPER Shares, you must do so through your broker; VIPER Shares cannot be converted back into conventional shares.
     NOTE: When you buy or sell VIPER Shares on the secondary market, your broker will charge a commission. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy VIPER Shares, and receive less than NAV when you sell those shares.

FUND PROFILE--VANGUARD(R) CONSUMER DISCRETIONARY VIPERS

The following profile summarizes key features of Vanguard Consumer Discretionary VIPERs, an exchange traded class of shares issued by Vanguard Consumer Discretionary Index Fund.

INVESTMENT OBJECTIVE
Consumer Discretionary VIPERs seek to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Consumer Discretionary Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Consumer Discretionary Index, an index of stocks of large-, mid-, and small-size U.S. companies within the consumer discretionary sector. This sector is made up of industries that are focused on discretionary consumer goods or services. Among the industries included in this sector are automobiles, restaurants, hotels, and apparel. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
o CONSUMER DISCRETIONARY VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Consumer Discretionary VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Consumer Discretionary VIPERs are subject to sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Consumer Discretionary VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Consumer Discretionary VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of a Consumer Discretionary VIPER typically will approximate its net asset value, there may be

4

times when the market price and the NAV vary significantly. Thus, if you sell Consumer Discretionary VIPERs on the secondary market, you may receive less than full NAV.
o Although Consumer Discretionary VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.
o Trading of Consumer Discretionary VIPERs on the . may be halted if . officials deem such action appropriate, if Consumer Discretionary VIPERs are delisted from the ., or if the activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Consumer Discretionary VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* An investor purchasing or redeeming Creation Units of Consumer Discretionary VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National
     Securities Clearing Corporation. An investor buying or selling Consumer Discretionary VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Consumer Discretionary VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.


     The following example is intended to help retail investors compare the cost of investing in Consumer Discretionary VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Consumer Discretionary VIPERs. This example assumes that Consumer Discretionary VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Consumer Discretionary VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.


                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

     The value of a Consumer Discretionary VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Consumer Discretionary VIPER Creation Unit would be $. if the Creation Unit were redeemed after on year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              VANGUARD FUND NUMBER
Distributed annually in December.        .

INVESTMENT ADVISER                       CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         AMEX TRADING SYMBOL
INCEPTION DATE                           .
..

NUMBER OF CONSUMER DISCRETIONARY VIPERS
IN A CREATION UNIT
100,000
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) CONSUMER
STAPLES VIPERS

The following profile summarizes key features of Vanguard Consumer Staples VIPERs, an exchange traded class of shares issued by Vanguard Consumer Staples Index Fund.

INVESTMENT OBJECTIVE
Consumer Staples VIPERs seek to track the performance of a benchmark index that measures the investment return of consumer staples stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Consumer Staples Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Consumer Staples Index, an index of stocks of large-, mid-, and small-size U.S. companies within the consumer staples sector. This sector is made up of industries that are focused on goods or services considered essential by consumers. Among the industries included in this sector are food manufacturing and distribution, food and drug retailing, tobacco, and non-durable household goods. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

6

     As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.

PRIMARY RISKS
o CONSUMER STAPLES VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Consumer Staples VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Consumer Staples VIPERs are subject to sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Consumer Staples VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Consumer Staples VIPERs are subject to index sampling risk, which is the chance that stocks held by the Fund will not provide investment performance closely tracking that of the index.
o Consumer Staples VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of a Consumer Staples VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Consumer Staples VIPERs on the secondary market, you may receive less than full NAV.
o Although Consumer Staples VIPERs are lised for trading on the ., it is possible that an active trading market may not be maintained.
o Trading of Consumer Staples VIPERs on the . may be halted if . officials deem such action appropriate, if Consumer Staples VIPERs are delisted from the ., or if the activation of marketwide "circuit breakers' halts stock trading generally.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Consumer Staples VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* An investor purchasing or redeeming Creation Units of Consumer Staples VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Consumer Staples VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Consumer Staples VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.


     The following example is intended to help retail investors compare the cost of investing in Consumer Staples VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Consumer Staples VIPERs. The example assumes that Consumer Staples VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Consumer Staples VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

     The value of a Consumer Staples VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Consumer Staples VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

8


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              VANGUARD FUND NUMBER
Distributed annually in December.        .

INVESTMENT ADVISER                       CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         AMEX TRADING SYMBOL
INCEPTION DATE                           .
..

NUMBER OF CONSUMER STAPLES VIPERS IN A
CREATION UNIT
100,000
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) ENERGY VIPERS

The following profile summarizes key features of Vanguard Energy VIPERs, an exchange traded class of shares issued by Vanguard Energy Index Fund.

INVESTMENT OBJECTIVE
Energy VIPERs seek to track the performance of a benchmark index that measures the investment return of energy stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Energy Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Energy Index, an index of stocks of large-, mid-, and small-size U.S. companies within the energy sector. This sector is made up of industries that are focused on developing, producing, or distributing energy resources, such as oil or gas products, as well as energy-related equipment and services. Among the industries included in this sector are oil refining, oil and gas exploration, and oil and gas transportation. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.
     As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.

PRIMARY RISKS
o ENERGY VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Energy VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Energy VIPERS are subject to sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Energy VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Energy VIPERs are subject to index sampling risk, which is the chance that stocks held by the Fund will not provide investment performance closely tracking that of the index.
o Energy VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of an Energy VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Energy VIPERs on the secondary market, you may receive less than full NAV.
o Although Energy VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.
o Trading Energy VIPERs on the . may be halted if . officials deem such action appropriate, if Energy VIPERs are delisted from the . or if the activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION
               The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Energy VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

10


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%
* An investor purchasing or redeeming Creation Units of Energy VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Energy VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Energy VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.


     The following example is intended to help retail investors compare the cost of investing in Energy VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Energy VIPERs. This example assumes that Energy VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Energy VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.


                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------


     The value of an Energy VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding an Energy VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              VANGUARD FUND NUMBER
Distributed annually in December.        .

INVESTMENT ADVISER                       CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         AMEX TRADING SYMBOL
INCEPTION DATE                           .
..

NUMBER OF ENERGY VIPERS IN A CREATION
UNIT
100,000
--------------------------------------------------------------------------------



FUND PROFILE--VANGUARD(R) FINANCIALS VIPERS

The following profile summarizes key features of Vanguard Financials VIPERs, an exchange traded class of shares issued by Vanguard Financials Index Fund.

INVESTMENT OBJECTIVE
Financials VIPERs seek to track the performance of a benchmark index that measures the investment return of financial stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Financials Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Financials Index, an index of stocks of large-, mid-, and small-size U.S. companies within the financials sector. This sector is made up of industries that are focused on providing financial services to consumers and businesses. Among the industries included in this sector are banking, mortgage finance, brokerage, and asset management. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
o FINANCIALS VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Financials VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Financials VIPERs are subject sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Financials VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few

12

     stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Financials VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of a Financials VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Financials VIPERs on the secondary market, you may receive less than full NAV.
o Although Financials VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.
o Trading of Financials VIPERs on the . may be halted if . officials deem such action appropriate, if Financials VIPERs are delisted from the ., or if the activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION
     The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold Financials VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%
* An investor purchasing or redeeming Creation Units of Financials VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Financials VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Financials VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.

     The following example is intended to help retail investors compare the cost of investing Financials VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Financials VIPERs. This example assumes that Financials VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Financials VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

     The value of a Financials VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Financials VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 VANGUARD FUND NUMBER
Distributed annually in December.           .

INVESTMENT ADVISER                          CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,      .
since inception
                                            AMEX TRADING SYMBOL
INCEPTION DATE                              .
..

NUMBER OF FINANCIALS VIPERS IN A CREATION
UNIT
100,000
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) HEALTH CARE VIPERS

The following profile summarizes key features of Vanguard Health Care VIPERs, an exchange traded class of shares issued by Vanguard Health Care Index Fund.

INVESTMENT OBJECTIVE
Health Care VIPERs seek to track the performance of a benchmark index that measures the investment return of health care stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Health Care Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Health Care Index, an index of stocks of large-, mid-, and small-size U.S. companies within the health care sector. This sector is made up of industries that are focused on developing,

14

manufacturing, or selling products or services relating to health care or medicine. Among the industries included in this sector are pharmaceuticals, biotechnology, health care equipment, and health care service providers. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
o HEALTH CARE VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Health Care VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Health Care VIPERs are subject sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Health Care VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Health Care VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of a Health Care VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Health Care VIPERs on the secondary market, you may receive less than full NAV.
o Although Health Care VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.
o Trading of Health Care VIPERs on the . may be halted if . officials deem such action appropriate, if Health Care VIPERS are delisted from the ., or if the activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Health Care VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* An investor purchasing or redeeming Creation Units of Health Care VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Health Care VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Health Care VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.


     The following example is intended to help retail investors compare the cost of investing in Health Care VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Health Care VIPERs. This example assumes that Health Care VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Health Care VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

     The value of a Health Care VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Health Care VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

16


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              VANGUARD FUND NUMBER
Distributed annually in December.        .

INVESTMENT ADVISER                       CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         AMEX TRADING SYMBOL
INCEPTION DATE                           .
..

NUMBER OF HEALTH CARE VIPERS
IN A CREATION UNIT
100,000
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) INDUSTRIALS VIPERS

The following profile summarizes key features of Vanguard Industrials VIPERs, an exchange traded class of shares issued by Vanguard Industrials Index Fund.

INVESTMENT OBJECTIVE
Vanguard Industrials VIPERs seek to track the performance of a benchmark index that measures the investment return of industrial stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Industrials Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Industrials Index, an index of stocks of large-, mid-, and small-size U.S. companies within the industrial sector. This sector is made up of industries that are focused on manufacturing, distributing, or servicing products and equipment used in industry. Among the industries included in this sector are aerospace and defense, building products, machinery and transportation. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.
     As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.

PRIMARY RISKS
o INDUSTRIALS VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Industrials VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Industrials VIPERs are subject to sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.

o Industrials VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Industrials VIPERs are subject to index sampling risk, which is the chance that stocks held by the Fund will not provide investment performance closely tracking that of the index.
o Industrials VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of an Industrials VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Industrials VIPERs on the secondary market, you may receive less than full NAV.
o Although Industrials VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.
o Trading of Industrials VIPERs on the . may be halted if . officials deem such action appropriate, if Industrials VIPERs are delisted from the ., or if the activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION
     The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold Industrials VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* An investor purchasing or redeeming Creation Units of Industrials VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Industrials VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Industrials VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.

18

     The following example is intended to help retail investors compare the cost of investing Industrials VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Industrials VIPERs. This example assumes that Industrials VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the borkerage commissions that retail investors will pay to buy and sell Industrials VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

     The value of an Industrials VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding an Industrials VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              VANGUARD FUND NUMBER
Distributed annually in December.        .

INVESTMENT ADVISER                       CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         AMEX TRADING SYMBOL
INCEPTION DATE                           .
..

NUMBER OF INDUSTRIALS VIPERS
IN A CREATION UNIT
100,000
--------------------------------------------------------------------------------



FUND PROFILE--VANGUARD(R) INFORMATION TECHNOLOGY VIPERS

The following profile summarizes key features of Vanguard Information Technology VIPERs, an exchange traded class of shares issued by Vanguard Information Technology Index Fund.

INVESTMENT OBJECTIVE
Information Technology VIPERs seek to track the performance of a benchmark index that measures the investment return of information technology stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Information Technology Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable

Market Information Technology Index, an index of stocks of large-, mid-, and small-size U.S. companies within the information technology sector. This sector is made up of industries that are focused on developing, manufacturing, distributing or servicing computer hardware and software. Among the industries included in this sector are software applications, information technology consulting, computer manufacturing, and semi-conductor manufacturing. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
o INFORMATION TECHNOLOGY VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Information Technology VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Information Technology VIPERs are subject to sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Information Technology VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Information Technology VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of an Information Technology VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Information Technology VIPERs on the secondary market, you may receive less than full NAV.
o Although Information Technology VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.
o Trading of Information Technology VIPERs on the . may be halted if . officials deem such action appropriate, if Information Technology VIPERs are delisted from the ., or if the activation of marketwide "circuit breakers" halts stock trading generally.

20

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Information Technology VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* An investor purchasing or redeeming Creation Units of Information Technology VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Information Technology VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Information Technology VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.


     The following example is intended to help retail investors compare the cost of investing in Information Technology VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Information Technology VIPERs. This example assumes that Information Technology VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Information Technology VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

     The value of an Information Technology VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding an Information Technology VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS               VANGUARD FUND NUMBER
Distributed annually in December.         .

INVESTMENT ADVISER                        CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,    .
since inception
                                          AMEX TRADING SYMBOL
INCEPTION DATE                            .
..

NUMBER OF INFORMATION TECHNOLOGY VIPERS
IN A CREATION UNIT
100,000
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) MATERIALS VIPERS

The following profile summarizes key features of Vanguard Materials VIPERs, an exchange traded class of shares by Vanguard Materials Index Fund.

INVESTMENT OBJECTIVE
Materials VIPERs seeks to track the performance of a benchmark index that measures the investment return of materials stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Materials Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Materials Index, an index of stocks of large-, mid-, and small-size U.S. companies within the materials sector. This sector is made up of industries that are focused on manufacturing, mining, processing, or distributing raw materials and intermediate goods used in industry. Among the industries included in this sector are chemicals, paper and forest products, and metals. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
o MATERIALS VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Materials VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods falling prices.
o Materials VIPERs are subject to sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of

22

     its assets in the materials sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Materials VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Materials VIPERS are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of a Materials VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Materials VIPERs on the secondary market, you may receive less than full NAV.
o Although Materials VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.
o Trading of Materials VIPERs on the . may be halted if . officials deem such action appropriate, if Materials VIPERs are delisted from the ., or if the activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Materials VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* An investor purchasing or redeeming Creation Units of Materials VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Materials VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Materials VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.

     The following example is intended to help retail investors compare the cost of investing in Materials VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Materials VIPERs. This example assumes that Materials VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Materials VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.


                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

     The value of a Materials VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Materials VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              VANGUARD FUND NUMBER
Distributed annually in December.        .

INVESTMENT ADVISER                       CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         AMEX TRADING SYMBOL
INCEPTION DATE                           .
..

NUMBER OF MATERIALS VIPERS
IN A CREATION UNIT
100,000
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R) TELECOMMUNICATION SERVICES VIPERS

The following profile summarizes key features of Vanguard Telecommunication Services VIPERs, an exchange traded class of shares issued by Vanguard Telecommunication Services Index Fund.

INVESTMENT OBJECTIVE
Telecommunication Services VIPERs seek to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.

24

PRIMARY INVESTMENT STRATEGIES
Vanguard Telecommunication Services Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Telecommunication Services Index, an index of stocks of large-, mid-, and small-size U.S. companies within the telecommunication services sector. This sector is made up of industries that are focused on providing communications services including fixed-line, cellular, wireless, broad band width and/or fiber optic cable network. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index. As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.

PRIMARY RISKS
o TELECOMMUNICATION SERVICES VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.
o Telecommunication Services VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Telecommunication Services VIPERs are subject sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the telecommunications services sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Telecommunication Services VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Telecommunication Services VIPERs are subject to index sampling risk, which is the chance that stocks held by the Fund will not provide investment performance closely tracking that of the index.
o Telecommunication Services VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of a Telecommunication Services VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Telecommunication Services VIPERs on the secondary market, you may receive less than full NAV.
o Although Telecommunication Services VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.

o Trading of Telecommunication Services VIPERs on the . may be halted if . officials deem such action appropriate, if Telecommunication Services VIPERs are delisted from the ., or if activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Telecommunication Services VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%

* An investor purchasing or redeeming Creation Units of Telecommunication Services VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Telecommunication Services VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Telecommunication Services VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.

     The following example is intended to help retail investors compare the cost of investing in Telecommunication Services VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Telecommunication Services VIPERs. This example assumes that Telecommunication Services VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Telecommunication Services VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

26

     The value of a Telecommunication Services VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Telecommunication Services VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              VANGUARD FUND NUMBER
Distributed annually in December.        .

INVESTMENT ADVISER                       CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         AMEX TRADING SYMBOL
INCEPTION DATE                           .
..

NUMBER OF TELECOMMUNICATIONS SERVICES
VIPERS IN A CREATION UNIT
100,000
--------------------------------------------------------------------------------



FUND PROFILE--VANGUARD(R) UTILITIES VIPERS

The following profile summarizes key features of Vanguard Utilities VIPERs, an exchange traded class of shares issued by Vanguard Utilities Index Fund.

INVESTMENT OBJECTIVE
Utilities VIPERs seek to track the performance of a benchmark index that measures the investment return of utilities stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Utilities Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the MSCI U.S. Investable Market Utilities Index, an index of stocks of large-, mid-, and small-size U.S. companies within the utilities sector. This sector is made up of industries that are focused on providing both nuclear and non-nuclear generated electric, gas, water, or other utility services to consumers and industry. As its primary indexing strategy, the Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.

PRIMARY RISKS
o UTILITIES VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.

o Utilities VIPERs are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Utilities VIPERs are subject to sector risk, which is the chance that there will be overall problems affecting a particular sector, or that returns from a particular sector will trail returns from the overall stock market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends--for better or for worse--on the overall condition of that sector.
o Utilities VIPERs are subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, nondiversification risk is high for the Fund.
o Utilities VIPERs are listed for trading on the . and can be sold in the secondary market at market prices. Although it is expected that the market price of a Utilities VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Utilities VIPERs on the secondary market, you may receive less than full NAV.
o Although Utilities VIPERs are listed for trading on the ., it is possible that an active trading market may not be maintained.
o Trading of Utilities VIPERs on the . may be halted if . officials deem such action appropriate, if Utilities VIPERs are delisted from the ., or if the activation of marketwide "circuit breakers" halts stock trading generally.

PERFORMANCE/RISK INFORMATION
The Fund began operation on ., 2003, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Utilities VIPERs. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

28


     SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                            None
     Sales Charge (Load) Imposed on Reinvested                            None
     Dividends:
     Transaction Fee on Purchases and Redemptions:                      Varies*
     Transaction Fee Imposed on Reinvested Dividends:                     None

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
     Management Expenses:                                                   .%
     12b-1 Distribution Fee:                                              None
     Other Expenses:                                                        .%
      TOTAL ANNUAL FUND OPERATING EXPENSES:                                 .%
     *An investor purchasing or redeeming Creation Units of Utilities VIPERs will pay to the issuing Fund a transaction fee of $., plus an additional fee of up to $. if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Utilities VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Utilities VIPERs will pay a $. conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.


     The following example is intended to help retail investors compare the cost of investing in Utilities VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Utilities VIPERs. This example assumes that Utilities VIPERs provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell Utilities VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

                        --------------------------
                           1 YEAR       3 YEARS
                        --------------------------
                             $.           $.
                        --------------------------

     The value of a Utilities VIPER Creation Unit as of ., 2003, is approximately $. million. Assuming an investment of $. million, payment of the standard $. transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Utilities VIPER Creation Unit would be $. if the Creation Unit were redeemed after one year, and $. if redeemed after three years.

     THE EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              VANGUARD FUND NUMBER
Distributed annually in December.        .

INVESTMENT ADVISER                       CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,   .
since inception
                                         AMEX TRADING SYMBOL
INCEPTION DATE                           .
..

NUMBER OF UTILITIES VIPERS
IN A CREATION UNIT
100,000
--------------------------------------------------------------------------------



MORE ON VIPER SHARES

The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

MARKET EXPOSURE


[FLAG]VIPER  SHARES ARE SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT
     STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


[FLAG]EACH FUND IS SUBJECT TO SECTOR  RISK,  WHICH IS THE CHANCE THAT THERE WILL
     BE OVERALL PROBLEMS AFFECTING A PARTICULAR SECTOR, OR THAT RETURNS FROM A PARTICULAR SECTOR WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. BECAUSE EACH FUND INVESTS ALL, OR SUBSTANTIALLY ALL, OF ITS ASSETS IN A NAMED SECTOR, THE FUND'S PERFORMANCE LARGELY DEPENDS--FOR BETTER OR FOR WORSE--ON THE OVERALL CONDITION OF THAT SECTOR.


     A variety of circumstances and events can affect the overall performance of a given market sector. In addition, a sector's sensitivity to particular factors tend to change over time, so it is impossible to identify in advance the exact circumstances and events that will be most important to future performance of that sector. Examples of factors that have proven important to the past performance of each Fund's targeted market sector are shown in the following tables.

30


--------------------------------------------------------------------------------
                            PAST PERFORMANCE FACTORS
--------------------------------------------------------------------------------
CONSUMER STAPLES SECTOR
--------------------------------------------------------------------------------
Consumer tastes, government regulation, marketing, and consumer confidence are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY SECTOR
--------------------------------------------------------------------------------
Overall economic conditions, interest rates, consumer confidence and disposable income, are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
ENERGY SECTOR
--------------------------------------------------------------------------------
Geopolitical events, government regulation, supply and demand of energy fuels, economic cycles, and fuel prices are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
FINANCIALS SECTOR
--------------------------------------------------------------------------------
Government regulation, interest rates, cost of capital funds, credit losses, and financial markets are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
HEALTH CARE SECTOR
--------------------------------------------------------------------------------
Patent protection, government regulation, research and development costs, litigation, and competitive forces are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
INDUSTRIALS SECTOR
--------------------------------------------------------------------------------
Government regulation, world events and economic conditions, insurance costs and labor relations are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SECTOR
--------------------------------------------------------------------------------
Overall economic conditions, short product cycles, rapid obsolescence of products, competition and government regulation are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
MATERIALS SECTOR
--------------------------------------------------------------------------------
Commodity prices, government regulation, interest rates, resource availability and economic cycles are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES SECTOR
--------------------------------------------------------------------------------
Overall economic conditions, supply and demand, competition, and government regulation are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
UTILITIES SECTOR
--------------------------------------------------------------------------------
Deregulation, government spending, supply and demand of fuels are some of the factors that have been important to the performance of this sector.
--------------------------------------------------------------------------------
SECURITY SELECTION

Each Fund attempts to track the investment performance of a benchmark index that measures the return of a particular market sector. When practicable, each Fund uses the replication method of indexing as its primary strategy, meaning that it holds the same stocks as its target index, and in approximately the same proportions.
     The Fund may also sample its index by holding stocks that, in the aggregate, are intended to approximate the full index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. Typically, the Fund will use a sampling strategy only if regulatory constraints or other considerations prevent it from replicating the index.
     As of the date of this prospectus, the proportions of certain stocks in the Fund's target index exceeded Internal Revenue Code limits applicable to investments by regulated investment companies. As a result, the Fund currently samples (rather than replicates), the index.
     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of ., 2003, along with the percentage of each index represented by its top ten holdings as of the same date.

--------------------------------------------------------------------------------
                                                            PERCENTAGE OF INDEX
                                       NUMBER OF STOCKS             HOLDINGS IN
FUND                                    IN TARGET INDEX           TOP 10 STOCKS
--------------------------------------------------------------------------------
Vanguard Consumer Discretionary Index Fund     430                          .%
Vanguard Consumer Staples Index Fund           104                          .
Vanguard Energy Index Fund                     114                          .
Vanguard Financials Index Fund                 538                          .
Vanguard Health Care Index Fund                295                          .
Vanguard Industrials Index Fund                338                          .
Vanguard Information Technology Index Fund     423                          .
Vanguard Materials Index Fund                  114                          .
Vanguard Telecommunication Services Index Fund  39                          .
Vanguard Utilities Index Fund                   98                          .
--------------------------------------------------------------------------------

[FLAG]EACH FUND IS SUBJECT TO NONDIVERSIFICATION  RISK, WHICH IS THE CHANCE THAT
     THE  FUND'S  PERFORMANCE  MAY  BE  HURT   DISPROPORTIONATELY  BY  THE  POOR
     PERFORMANCE OF RELATIVELY FEW STOCKS OR EVEN A SINGLE STOCK.

     Each Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because each Fund tends to invest a high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is very high for the Funds.

SPECIAL RISKS OF EXCHANGE-TRADED SHARES

[FLAG] VIPER SHARES ARE NOT INDIVIDUALLY REDEEMABLE. They can be redeemed with the issuing Fund at NAV only in large blocks known as Creation Units. You would incur brokerage costs in purchasing enough VIPER Shares to constitute a Creation Unit.

[FLAG] THE MARKET PRICE OF VIPER  SHARES MAY DIFFER FROM NET ASSET VALUE.  VIPER
     Shares are listed for trading on the . and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of a VIPER Share typically will approximate its net asset value
     (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when buying VIPER Shares on the secondary market, and you may receive less than NAV when you sell those shares.
          The market price of VIPER Shares, like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market makers that cover the particular security. In times of severe market disruption, the bid-asked spread can increase significantly. This means that VIPER Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest, when the price of VIPER Shares is falling fastest--and this may be the time that you most want to sell VIPER Shares.
          NOTE: Vanguard's website will show the prior day's closing NAV and closing market price for each Fund's VIPER Shares. The website also will disclose how frequently each Fund's VIPER Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

[FLAG]AN ACTIVE TRADING MARKET MAY NOT EXIST. Although VIPER Shares are listed on the ., it is possible that an active trading market may not be maintained.

32

[FLAG] TRADING MAY BE HALTED. Trading of VIPER Shares on the . will be halted whenever trading in equity securities generally is halted by the activation of marketwide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of VIPER Shares also will be halted if (i) the shares are delisted from the . without first being listed on another exchange, or (ii) . officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.
          NOTE: If trading of VIPER Shares on the . is halted, eligible investors (see below) will still be able to purchase Creation Units of VIPER Shares directly from an issuing Fund and redeem such units with the Fund.

PURCHASING VIPER SHARES FROM AN ISSUING FUND

You can purchase VIPER Shares from an issuing Fund if you meet the following criteria and comply with the following procedures:
o Eligible Investors. To purchase VIPER Shares from a Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with the Fund's Distributor. Most Authorized Participants are expected to be brokerage firms.
o Creation Units. You must purchase VIPER Shares in large blocks known as "Creation Units." The number of VIPER Shares in a Creation Unit is as follows:


------------------------------------------------------------------------
                                            NUMBER OF VIPER SHARES IN A
 FUND                                              CREATION UNIT
------------------------------------------------------------------------
 Vanguard Consumer Discretionary Fund

 Vanguard Consumer Staples Fund

 Vanguard Energy Fund

 Vanguard Financial Fund

 Vanguard Health Care Fund

 Vanguard Industrial Fund

 Vanguard Information Technology Fund

 Vanguard Materials Fund

 Vanguard Telecommunication Services Fund
 Vanguard Utilities Fund
 ------------------------------------------------------------------------

     For any particular Fund, the number of VIPER Shares in a Creation Unit will not change over time, except in the event that the Fund splits or revalues its shares. The Funds will not issue fractional Creation Units.
o In-Kind Creation Basket. To purchase VIPER Shares directly from a Fund, you must tender to the Fund a basket of securities. Each business day, prior to the opening of trading on the ., the Fund's adviser will make available, on the National Securities Clearing Corporation (NSCC) bulletin board, a list identifying the name and number of shares of each security to be included in that day's creation basket. Each Fund reserves the right to accept a nonconforming creation basket.
o Balancing Amount. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the securities in the creation basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Fund's adviser will publish, on a daily basis, information about the previous day's Balancing Amount. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the "Cash Component."
o Placement of Purchase Orders. All purchase orders must be placed with Vanguard by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by the DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC's enhanced clearing process will be charged a higher transaction fee (discussed below). A purchase order must be received by the Fund's Distributor prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.
o Transaction Fee on Purchase of Creation Units. The Funds impose a transaction fee in the amount of $. on each purchase of Creation Units effected through the NSCC's enhanced clearing process, regardless of the number of units purchased. Thus, for example, whether an investor purchases one, two, or ten Creation Units of Total Stock Market VIPERs, the transaction fee would be $.. For an investor purchasing Creation Units through the manual DTC clearing process, the transaction fee would be a maximum of $.. Investors permitted to tender a nonconforming creation basket would be subject to an additional charge determined at the discretion of the Fund. The transaction fee is paid to the Fund, not to Vanguard or a third party. The fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.

REDEEMING VIPER SHARES WITH AN ISSUING FUND

     The redemption process is essentially the reverse of the purchase process.

o Eligible Investors. To redeem VIPER Shares with a Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant.
o Creation Units. To redeem VIPER Shares with a Fund, you must tender the shares in Creation Unit-size blocks.
o In-Kind Redemption Proceeds. Redemption proceeds will be paid in kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times, however, when the creation and redemption baskets differ. The composition of the redemption basket will be available on the NSCC bulletin board. NOTE: Each Fund reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.
o Balancing Amount. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the redemption securities, you will either receive from or pay to the Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee.
o Placement of Redemption Orders. As with purchases, redemptions may be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by Vanguard prior to the close of regular trading on the New York Stock Exchange on that date, and all other procedures set forth in the Participation Agreement are followed.
o Transaction Fee on Redemption of Creation Units. The Funds impose a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through the NSCC and the DTC, and on nonconforming redemptions, is the

34

     same as the fee imposed on comparable purchases (see above). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to Vanguard or a third party. The fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units.

PURCHASING AND SELLING VIPER SHARES ON THE SECONDARY MARKET

You can buy and sell VIPER Shares on the secondary market in the same way you buy and sell any other exchange-traded security--through a broker. In most cases, the broker will charge you a commission to execute the transaction. The price at which you buy or sell VIPER Shares (i.e., the market price) may be more or less than the net asset value of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must buy.

CONVERSION PRIVILEGE

Owners of Admiral(TM) Shares, issued by the Funds mentioned in this document may convert those shares into VIPER Shares of equivalent value of the same Fund.
Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard will impose a $. charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. VIPER Shares, whether acquired through a conversion or purchased in the secondary market, cannot be converted into shares of another class of the same Fund.
     Unless you are an Authorized Participant, you must hold VIPER Shares in a brokerage account. Thus, before converting conventional shares into VIPER Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into VIPER Shares, please contact your broker. Your broker may charge you a fee, over and above Vanguard's fee, to process a conversion request.
     Converting conventional shares into VIPER Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard Fund shares through the broker). After the transfer, Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account into VIPER Shares of equivalent value. These shares will be held at Vanguard in an account in the name of the DTC. (The DTC will keep track of which VIPER Shares belong to your broker, and your broker, in turn, will keep track of which VIPER Shares belong to you.)
     Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 VIPER Shares, the DTC account would receive 90 VIPER Shares. Conventional shares worth 0.750 VIPER Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (i) credit your account with 0.750 VIPER Shares rather than 2.481 conventional shares, or (ii) redeem the 2.481 conventional shares at net asset value, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

     NOTE: If you convert your conventional shares to VIPER Shares through Vanguard Brokerage Services/(R)/ (VBS/(R)/), all conventional shares for which you request conversion will be converted into VIPER Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. VBS does not impose a conversion fee over and above the fee imposed by Vanguard.
     Here are some important points to keep in mind when converting conventional shares of a Vanguard Fund into VIPER Shares: n The conversion transaction is nontaxable except, as applicable, to the limited extent described above.
o The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day, although processing may take up to three business days, depending on when the conversion request is received.
o Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
o During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.

EXCHANGES NOT PERMITTED: VIPER Shares of one Fund may not be exchanged for VIPER Shares of another Fund.

PRECAUTIONARY NOTES

A PRECAUTIONARY NOTE TO RETAIL INVESTORS: The DTC or its nominee will be the registered owner of all outstanding VIPER Shares. Your ownership of VIPER Shares will be shown on the records of the DTC and the DTC Participant broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of VIPER Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Fund whose VIPER Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A PRECAUTIONARY NOTE TO PURCHASERS OF CREATION UNITS: You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.
     Because  new  VIPER   Shares  may  be  issued  on  an  ongoing   basis,   a
"distribution" of VIPER shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent VIPER Shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new VIPER Shares with an active selling effort involving solicitation of secondary-market demand for VIPER Shares. Whether a person is an underwriter depends upon all of the facts and

36

circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
     Dealers who are not "underwriters," but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with VIPER Shares as part of an "unsold allotment" within the meaning of
Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A PRECAUTIONARY NOTE TO INVESTMENT COMPANIES: For purposes of the Investment Company Act of 1940, VIPER Shares are issued by registered investment companies, and the acquisition of VIPER Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of that Act.

A NOTE ON UNUSUAL CIRCUMSTANCES: Vanguard funds can stop selling shares or postpone payment of redemption proceeds at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.

OTHER INVESTMENT POLICIES AND RISKS

Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market segment as the current index.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG]EACH FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund may invest in futures include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------



TURNOVER RATE

Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes typically do not change much from year to year. Turnover rates for mid-cap, small-cap, and sector-specific stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of February 28, 2003, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately .%; for all domestic stock funds, the average turnover rate was approximately .%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



VIPER SHARES AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $600 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

38

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------




INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity Group. As of February 28, 2003, Vanguard served as adviser for about $. billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     The U.S. Sector Index Funds commenced operation on ., 2003.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to seek to obtain the best available price and most favorable execution from these brokers with respect to all transactions. Also, the board of trustees may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates paid to the Funds as well as brokerage or research services provided to the adviser.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director and Chief Investment Officer of Vanguard. He has worked in investment management since 1985; has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987; and has had oversight responsibility for Vanguard's Fixed Income Group since 2003. Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------




DIVIDEND REINVESTMENT SERVICE

Brokers may make available to their customers who own VIPER Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional VIPER Shares of the same Fund. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

BASIC TAX POINTS

Taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional VIPER Shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned VIPER Shares.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale of VIPER Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of VIPER Shares, may be subject to state and local income taxes.
NOTE: This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about any tax consequences for you.

40

DAILY PRICING

The net asset value, or NAV, of each Fund's VIPER Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class.
     Remember: If you buy or sell VIPER Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your VIPER Shares in Creation Unit blocks, or if you convert your conventional fund shares into VIPER Shares.
     When calculating the NAV of a Vanguard fund's shares, stocks held by the fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     Vanguard's website will show the previous day's closing NAV and closing market price for each Fund's VIPER Shares. The previous day's closing market price also will be published in the business section of most major newspapers in the listing of securities traded on the ..



























The Vanguard Group, Vanguard, VIPER, VIPERS, Plain Talk, Admiral, Vanguard Brokerage Services, VBS, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

AUTHORIZED PARTICIPANT
Institutional investors that are permitted to purchase Creation Units directly from, and redeem Creation Units directly with, the fund. To be an Authorized Participant, an entity must be a participant in the Depository Trust Company and must enter into an agreement with the fund's Distributor.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREATION UNIT
A large block of a specified number of VIPER Shares. Authorized Participants may purchase and redeem VIPER Shares from the fund only in Creation Unit-size aggregations.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a particular stock or bond market index; also known as indexing.

VIPER SHARES
Vanguard   Index   Participation   Equity   Receipts,   which  are  a  class  of
exchange-traded shares issued by certain Vanguard mutual funds. VIPER Shares can be bought and sold continuously throughout the day at market prices.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information
about Vanguard Sector VIPERs, the
following documents are available
free upon request:

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI for the issuing Funds
provides more detailed information
about the Funds' VIPER Shares.

The current annual and semiannual
reports and the SAI are incorporated by
reference into (and are thus legally
a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual reports or the SAI, or to request additional information about the VIPER Shares, please contact us as follows:

THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-866-499-8473

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information
about the issuing Funds (including the SAI) at the SEC's Public Reference Room in
Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090.
Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-1027


(C) 2003 The Vanguard Group, Inc.
All rights reserved. Patent Pending.
Vanguard Marketing Corporation,
Distributor.

PO 102003

                             SUBJECT TO COMPLETION
                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2003

INFORMATION CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT FOR VANGUARD U.S. SECTOR INDEX FUNDS HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE.
     SHARES OF VANGUARD U.S. SECTOR INDEX FUNDS MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
     THE OFFERING OF THESE SHARES IS CONTINGENT UPON THE SEC'S APPROVAL OF AN EXEMPTIVE ORDER, WHICH MAY OR MAY NOT BE GRANTED.



                                     PART B

                           VANGUARD(R) WORLD FUNDS
                                  (THE TRUST)

                      STATEMENT OF ADDITIONAL INFORMATION




                                     , 2003

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses dated December 18, 2002 for Vanguard U.S. Growth and Vanguard Calvert Social Index Funds, and April 7, 2003 for Vanguard International Growth Fund, and ., 2003 for the Vanguard U.S. Sector Index Funds. To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Trust's Financial Statements as hereby incorporated by reference, please call:




                        INVESTOR INFORMATION DEPARTMENT
                                 1-800-662-7447


                               TABLE OF CONTENTS


                                                                 PAGE
DESCRIPTION OF THE TRUST.........................................B-
INVESTMENT POLICIES..............................................B-
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-
YIELD AND TOTAL RETURN...........................................B-
SHARE PRICE......................................................B-
PURCHASE OF SHARES...............................................B-
REDEMPTION OF SHARES.............................................B-
MANAGEMENT OF THE FUNDS..........................................B-
INVESTMENT ADVISORY SERVICES.....................................B-
PORTFOLIO TRANSACTIONS...........................................B-
FINANCIAL STATEMENTS.............................................B-
COMPARATIVE INDEXES..............................................B-


                            DESCRIPTION OF THE TRUST


ORGANIZATION

The Trust was organized as Ivest Fund, a Massachusetts corporation, in 1959. It became a Maryland corporation in 1973, and was reorganized as a Delaware statutory trust in June 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard World Fund, Inc.

  The Trust currently offers the following funds and classes of shares:


                                                      SHARECLASSES
                                                      ------------
FUND                                                      INVESTOR   ADMIRAL   INSTITUTIONAL    VIPERs
----                                                      --------   -------   -------------    ------
Vanguard(R) U.S. Growth Fund                               Yes        Yes          No            No
Vanguard(R) International Growth Fund                      Yes        Yes          No            No
Vanguard(R) Calvert Social Index Fund                      Yes         No         Yes            No
Vanguard(R) Consumer Discretionary Index Fund               No        Yes          No           Yes
Vanguard(R) Consumer Staples Index Fund                     No        Yes          No           Yes
Vanguard(R) Energy Index Fund                               No        Yes          No           Yes
Vanguard(R) Financials Index Fund                           No        Yes          No           Yes
Vanguard(R) Healthcare Index Fund                           No        Yes          No           Yes
Vanguard(R) Industrials Index Fund                          No        Yes          No           Yes
Vanguard(R) Information Technology Index Fund               No        Yes          No           Yes
Vanguard(R) Materials Index Fund                            No        Yes          No           Yes
Vanguard(R) Telecommunication Services Index Fund           No        Yes          No           Yes
Vanguard(R) Utilities Index Fund                            No        Yes          No           Yes


                 (individually, a Fund; collectively, the Funds)



     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue.


     The Vanguard U.S. Growth Fund and Vanguard International Growth Fund are registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as open-end diversified management investment companies. The other Funds are registered with the Commission as open-end nondiversified management investment companies.



SERVICE PROVIDERS



CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, NY 10005 (for Vanguard U.S. Growth Fund), JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070 (for Vanguard International Growth Fund and the Vanguard U.S. Sector Index Funds), and Wachovia Bank, N.A., 123 S. Broad Street, PA4942, Philadelphia, PA 19109 (for Vanguard Calvert Social Index Fund), serve as the Trust's custodians. The custodians are responsible for maintaining the Funds' assets, keeping all necessary accounts and records of each Fund's assets, and appointing any foreign sub-custodians or foreign securities depositories.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit each Fund's annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUND'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of the Funds. Each Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any Fund or any class of a Fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of each Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, of 1986, as amended. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

     In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund may invest in passive foreign investment companies (PFICs). A PFIC is a foreign corporation whose majority of income (75% or more) is passive or whose assets (50% or more) produce passive income. Capital gains on the sale of such investments will be deemed ordinary income regardless of how long the Fund held them. Also, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from the investments, whether or not they are distributed to shareholders. To avoid such tax and interest, the Fund may elect to treat these investments as sold on the last day of the Fund's fiscal year and mark to market the gains (or losses, to the extent of previously recognized gains) and recognize ordinary income each year. Distributions from the Fund that are attributable to PFICs are characterized as ordinary income.

                              INVESTMENT POLICIES


The investment policies and explanations set forth below supplement each Fund's prospectus. Some of the investment policies described in this section and in the Funds' prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.


     BORROWING. A fund's ability to borrow money is limited by its investment policies, by the Investment Company Act of 1940, as amended (1940 Act), and by applicable exemptive orders, no-action letters, interpretations and other pronouncements by the Securities and Exchange Commission and its staff (SEC) and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales against-the-box), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment agreements and standby commitment agreements, engaging in when-issued, delayed delivery and forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transaction can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders and owners of preferred stock take precedence over the claims of those who own common stock.

     CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time

(normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future.
Convertible securities involve risks similar to both fixed-income and equity securities.

     The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated, and are generally subject to a high degree of credit risk.

     While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

     DEBT SECURITIES--NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by an nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's Corporation) or by independent analysis of a fund's adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk and other risks than securities in the investment grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

     Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment grade debt securities. The success of a fund's adviser in managing high yield securities is more dependent upon its own credit analysis than is the case with investment grade securities.

     Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. Some high yield securities were once rated as investment grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

     The market values of high yield securities tend to reflect individual corporate developments to a greater extent than do investment grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary market on which high yield securities are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily net asset value of fund shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-- traded market. When secondary markets for high yield securities are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     Except as otherwise provided in a fund's prospectus, if a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the adviser deems it in the best interest of shareholders.

     DEPOSITARY RECEIPTS. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

     Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

     DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"-- the values of other assets, reference rates or indices. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indices. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward commitment transactions (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's adviser will succeed.

     Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

     The use of a derivative agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

     Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     EXCHANGE--TRADED FUNDS. A fund may purchase shares of exchange-traded funds
(ETFs), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

     Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


     FUNDS MAY REPURCHASE VIPER (TM) SHARES. An Fund that issues VIPER Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the Fund. A repurchase might be advantageous, for example, because the VIPER Shares are more cost-effecitve than alternative investments, are selling at a discount to net asset value, will cause the Fund to more closely track its index than alternative investments, or some combination of the three. A Fund that repurchases its VIPER Shares may lend those shares to qualified institutional borrowers as part of the Fudn's securities lending activities discussed on page 15.


     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in U.S. companies or governments.

     Because foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an adviser will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of a fund's foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising a funds.

     The value of the foreign securities held by a fund may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political and economic developments.

     FOREIGN SECURITIES--EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of terrorism and war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     FOREIGN SECURITIES--FOREIGN CURRENCY TRANSACTIONS. The value of a fund's foreign securities as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange, and will enter into foreign currency transactions only to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increase.

     A fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the adviser reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the adviser reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

     A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency financial futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the adviser reasonably believes generally tracks the currency being hedged with regard to price movements). The adviser may select the tracking (or substitute) currency rather than the currency in which the security is denominated in order to take advantage of pricing or other opportunities presented by the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

     A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

     The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

     FOREIGN SECURITIES--FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may only be permitted through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may also be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act, as described below under the heading "Other Investment Companies."

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indices) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a "call" option) or sell (in the case of a "put" option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

     A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Each fund intends to comply with the Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund avoids being deemed a "commodity pool" or a "commodity pool operator" by limiting its use of futures contracts and futures options to "bona fide hedging" transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

     A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

     A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

     A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breached its agreement with the fund or became insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the internfund lending program.

     OPTIONS. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option (i) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or
(ii) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the "size" of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     The buyer of a call option is said to go "long" on the underlying position, while the buyer of a put option is said to go "short" the underlying position. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-- money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option may be considered a borrowing transaction. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     If a trading market in particular options were to become unavailable, investors in those options would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity or even the orderliness of the market for particular options.

     A fund bears the risk that its adviser will not accurately predict future market trends. If the adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that normally pays dividends at a specified rate and that has precedence over common stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock generally has a preference over common stock (but is generally subordinated to bonds and other debt obligations) on the distribution of an issuer's assets in the event of bankruptcy or liquidation. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, municipal lease obligations, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (1933
Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities-meaning that they could be difficult for a fund to convert to cash if needed. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

     SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned,
(2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees, and a fund may pay such fees. At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     SWAP AGREEMENTS. A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate or index.

     Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominted in a different currency; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

     An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.The use of swap agreements by a fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments.

     The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

     Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.

     Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     The use of a swap agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

     The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TAX MATTERS--FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

     A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

     TAX MATTERS--FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

     TAX MATTERS--FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

     TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit;

(2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

     VIPER SHARES. VIPER Shares are exchange-traded shares that represent an interest in a portfolio of stocks held by Vanguard index funds. "VIPER" stands for Vanguard Index Participation Equity Receipts. Any fund that issues VIPER Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the VIPER Shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A fund that repurchases its VIPER Shares also may lend those shares to qualified institutional borrowers as part of the fund's securities lending activities. A fund's investments in VIPER Shares are also subject to the descriptions and risks described above under the headings "Exchange-Traded Funds" and "Other Investment Companies."

     WARRANTS. Warrants are instruments which give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. When-issued, delayed delivery, and forward commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed delivery and forward commitment transactions may be considered to constitute borrowing transactions. When-issued, delayed delivery, and forward commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


                       FUNDAMENTAL INVESTMENT LIMITATIONS


VANGUARD U.S. GROWTH FUND, VANGUARD INTERNATIONAL GROWTH FUND, VANGUARD CALVERT SOCIAL INDEX FUND


Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts and, in the case of Vanguard International Growth Fund and Vanguard Calvert Social Index Fund, foreign currency futures contracts and options. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, Vanguard U.S. Growth Fund and Vanguard International Growth Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. Vanguard Calvert Social Index Fund will limit the aggregate value of all holdings (except U.S. Government and cash items, as defined under subchapter M of the Internal Revenue Code (the Code)), each of which exceeds 5% of the Fund's total assets, to an aggregate of 50% of such assets. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.


VANGUARD U.S. SECTOR INDEX FUNDS

Each U.S. Sector Index Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     BORROWING. Each Fund may borrow money or issue senior securities only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     COMMODITIES. Each Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling or entering into securities or other instruments backed by physical commodities, foreign currencies, foreign currency forward contracts, foreign currency options, futures contracts, options on futures contracts, swap agreements, or other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.

     INDUSTRY CONCENTRATION. Each Fund will concentrate its assets in securities of issuers in a particular industry or group of industries denoted by the Fund's name.

     LOANS. Each Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     REAL ESTATE. Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.

     SENIOR SECURITIES. Each Fund may borrow money or issue senior securities only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     UNDERWRITING. Each Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

ALL FUNDS

     None of the limitations set forth in this section prevents a Fund from participating in The Vanguard Group, Inc. Because each Fund is a member of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.


     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.


                             YIELD AND TOTAL RETURN


The yield of each Fund for the 30-day period ended February 28, 2003, is set forth below.(The Vanguard U.S. Sector Index Funds did not commence operations until ., 2003.)


                                   SHARE CLASS
                                 -----------
 FUND                            INVESTOR           ADMIRAL     INSTITUTIONAL
 ----                            --------           -------     -------------
 U.S. Growth Fund                     .%                 .%              N/A
 International Growth Fund           N/A               N/A               N/A
 Calvert Social Index Fund            .                N/A               N/A


     The average annual total return of each Fund (both before and after taxes) for the one-, five-, and ten-year periods, or since inception, ended February 28, 2003, are set forth below:

                                  1 YEAR ENDED         5 YEARS ENDED        10 YEARS ENDED
                                     2/28/2003             2/28/2003             2/28/2003
INVESTOR SHARES           (OR SINCE INCEPTION)  (OR SINCE INCEPTION)  (OR SINCE INCEPTION)
------------------------------------------------------------------------------------------
U.S. GROWTH FUND
 Return Before Taxes                        .%                     .%                    .%
 Return After Taxes on Distributions        .                      .                     .
 Return After Taxes on Distributions
  and Sale of Fund Shares                   .                      .                     .
INTERNATIONAL GROWTH FUND
 Return Before Taxes                        .%                     .%                    .%
 Return After Taxes on Distributions        .                      .                     .
 Return After Taxes on Distributions
  and Sale of Fund Shares                   .                      .                     .
CALVERT SOCIAL INDEX FUND
(Inception May 8, 2000)
 Return Before Taxes                        .%                     .%*                 N/A
 Return After Taxes on Distributions        .                      .*                  N/A
 Return After Taxes on Distributions
  and Sale of Fund Shares                   .                      .*                  N/A
------------------------------------------------------------------------------------------

* Since Inception. Subscription period for the Fund was May 8, 2000, to May 31, 2000, during which time all assets were held in money market instruments. Performance measurement began May 31, 2000.

--------------------------------------------------------------------------------
                                  1 YEAR ENDED
                                     2/28/2003           SINCE INCEPTION
ADMIRAL SHARES            (OR SINCE INCEPTION)           THROUGH 2/28/2003*
--------------------------------------------------------------------------------
U.S. GROWTH FUND
 Return Before Taxes                  .%                     .%
INTERNATIONAL GROWTH FUND
 Return Before Taxes                  .%                     .%
--------------------------------------------------------------------------------
* August 13, 2001.


AVERAGE ANNUAL TOTAL RETURN
Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)
Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                              T = (ERV/P)/1/N/ - 1
Where:
T    =average annual total return
P    =a hypothetical initial investment of $1,000
n    =number of years
ERV =ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)


Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:


                            T = (ATV\D\/P)/1/N/ - 1
Where:
T    =average annual total return (after taxes on distributions)
P    =a hypothetical initial investment of $1,000
n    =number of years
ATV\D\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.
5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                           T = (ATV\DR\/P)/1/N/ - 1
Where:
T    =average annual total return (after taxes on distributions and redemption)
P    =a hypothetical initial investment of $1,000
n    =number of years
ATV\DR\ =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a)  Calculate the capital gain or loss upon  redemption by subtracting the
          tax  basis  from  the  redemption   proceeds   (after   deducting  any
          nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)/6/ - 1]

  Where:

          a   =dividends and interest earned during the period
          b   =expenses accrued for the period (net of reimbursements)
          c   =the average daily number of shares outstanding during
               the period that were entitled to receive dividends
          d   =the maximum offering price per share on the last day of
              the period

                                  SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

     The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value per share next determined after the order is received. The net asset value per share is calculated as of the close of the New York Stock Exchange on each day the

Exchange is open for business. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.


     Each Fund reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders, including a purchase by exchange from another Vanguard fund, if management determines such rejection is in the best interest of the Fund, (3) to increase or decrease the minimum amount required to open and maintain an account, without prior notice, (4) to impose a transaction fee on a purchase of the Fund's shares if the purchase, in the opinion of the adviser, would disrupt the efficient management of the Fund, and
(5) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain categories of investors or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     EXCHANGE OF SECURITIES FOR SHARES OF A FUND (OTHER THAN VIPER SHARES). In certain circumstances, shares of a Fund may be purchased "in kind" (i.e., in exchange for securities, rather than for cash). The securities tendered as part of an in kind purchase must be included in the Index tracked by the Fund and must have a total market value of $1 million or more. In addition, each position must have a market value of $10,000 or more. Such securities also must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or NASDAQ. Securities accepted by the Fund will be valued, as set forth in the Fund's prospectus, as of the time of the next determination of net asset value after such acceptance. Shares of each Fund are issued at net asset value determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for federal income tax purposes would be realized by the investor upon the exchange, depending upon the cost of the securities tendered.

     A Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the securities included in the corresponding Index; (3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and
(6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares in kind should contact Vanguard.



                              REDEMPTION OF SHARES

The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit. There is no charge for share redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

     The Funds have made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     If the board of trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities so received in payment of redemptions.


     For the U.S. Sector Index Funds, a redemption fee of 2% of the value of shares redeemed will be deducted from the redemption proceeds if shares are held for less than one year .. The fee is withheld from redemption proceeds and retained by the Fund. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund. In the event of an early redemption due to a shareholder's death, all redemption fees will be waived. In order to substantiate the death, a certified copy of the death certificate must be provided.

     We will always redeem your oldest shares first. In addition, in the event that you transfer your shares to a different account registration, the shares will retain their redemption fee status. If you transfer less than 100% of your account, we will carry over the redemption fee status of your shares on a proportionate basis.

     For example, assume that John and Mary Doe hold 200 Fund shares in a jointly registered account, with 150 shares (75% of the total shares) currently subject to the redemption fee, and 50 shares (25% of the total shares) currently exempt from the redemption fee. If the Does transfer 50 of their 200 shares to an account registered in one of their individual names, 25% of the transferred shares (or, 12.5 shares) will be exempt from the redemption fee, and 75% of the transferred shares (or 37.5 shares) will continue to be subject to the redemption fee. Following the share transfer, the jointly registered account will hold 150 shares, with 25% of those shares (or, 37.5 shares) exempt from the redemption fee, and 75% of those shares (or, 112.5 shares) still subject to the redemption fee. This same procedure would apply if, rather than transferring shares to a different account registration, the Does were to convert a portion of their shares to a different share class.

     All shares become exempt from the redemption fee based on their initial purchase date, regardless of whether such shares are subsequently transferred to a different account registration or converted to a different share class.

     The redemption fee may be waived, in Vanguard's sole discretion, for certain categories of redemptions that do not raise short-term trading concerns. These categories include, but are not limited to, the following:

     1.   Redemptions due to the death of a shareholder;

     2. Redemptions within certain institutional retirement or benefit plans for which Vanguard provides specialized recordkeeping or support services;

     3. Redemptions due to required minimum distributions from and IRA or other retirement plan for which Vanguard serves as the trustee or custodian;

     4.   Redemptions within certain Vanguard advisory programs;

     5. Redemptions as part of a payment stream within certain annuity programs for which Vanguard provides specialized marketing or support services; and

     6. Redemptions within certain pension plans as required by law or regulatory authorities.




INVESTING WITH VANGUARD THROUGH OTHER FIRMS

The Funds have authorized certain agents to accept on their behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf (collectively, "Authorized Agents"). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. [A customer order that is properly transmitted to a Fund by an Authorized Agent will be priced at the Fund's net asset value next determined after the order is received by the agent.]



                            MANAGEMENT OF THE FUNDS


THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies which consists of more than 100 funds. Through their jointly-owned subsidiary, The

Vanguard Group, Inc., the funds obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services, furnishings and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing and custodian fees. In order to generate additional revenues for Vanguard and thereby reduce the funds' expenses, Vanguard also provides certain administrative services to other organizations.

     Each fund's officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but place substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds have invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may be called upon to invest up to 0.40% of its current assets in Vanguard, and (b) there is no other limitation on the dollar amount each Vanguard fund may contribute to Vanguard's capitalization.


     At February 28, 2003, Vanguard U.S. Growth Fund, Vanguard International Growth Fund, and Vanguard Clvert Social Index Fund had each contributed capital to Vanguard representing .% of each Fund's net assets. The total amount contributed by these Funds was $., which represented .% of Vanguard's capitalization. (The Vanguard U.S. Sector Index Funds did not commence operations until ., 2003.)


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Vanguard Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees review and approve the amount to be spent annually on distribution activities and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the Vanguard funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for the Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 1% of its average month-end net assets.

     During the fiscal years ended August 31, 2000, 2001, and 2002, and the six-month period ended February 28, 2003, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses. (The Vanguard U.S. Sector Index Funds did not commence operations until ., 2003.)




---------------------------------------------------------------------------------------------------
                                                                                          SIX-MONTH
                                                                                       PERIOD ENDED
FUND                                  2000              2001              2002    FEBRUARY 28, 2003
---------------------------------------------------------------------------------------------------
U.S. Growth Fund               $51,146,000       $47,655,000       $30,136,000                  $.
International Growth Fund       32,934,000        34,658,000        29,689,000                   .
Calvert Social Index Fund            8,000            88,000           161,000                   .
---------------------------------------------------------------------------------------------------



     Each Fund has asked its investment adviser to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are used solely to reduce the Funds' management and administrative expenses and are not reflected in these totals.


     INVESTMENT ADVISORY SERVICES. Vanguard provides investment advisory services to Vanguard Calvert Social Index Fund, the Vanguard U.S. Sector Index Funds, and several other Vanguard funds. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard.



OFFICERS AND TRUSTEES

The officers of the Funds manage their day-to-day operations under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves each Fund until its termination; until the trustee's retirement, resignation, death; or otherwise as specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John J. Brennan*               Chairman of the            May, 1987          Chairman of the Board, Chief Executive             112
(1954)                         Board, Chief                                  Officer, and Director(Trustee) of The
                               Executive Officer                             Vanguard Group, Inc. and each of the
                               and Trustee                                   investment companies served by The
                                                                             Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Charles D. Ellis               Trustee                  January, 2001        The Partners of '63 (probono ventures in           112
(1937)                                                                       education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee of
                                                                             the Whitehead Institute for Biomedical
                                                                             Research.
------------------------------------------------------------------------------------------------------------------------------------
Rajiv L. Gupta                 Trustee                  December, 2001       Chairman and Chief Executive Officer               112
(1945)                                                                       (since October, 1999), Vice Chairman
                                                                             (January-September 1999),and Vice
                                                                             President (prior to September, 1999) of
                                                                             Rohm and Haas Co.(chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and Agere Systems (communication
                                                                             components); Board Member of
                                                                             American Chemistry Council; Trustee of
                                                                             Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen         Trustee                    July, 1998         Vice President, Chief Information Officer, and     112
(1950)                                                                       Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research
                                                                             and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
Burton G. Malkiel              Trustee                    May, 1977          Chemical Bank Chairman's Professor of              110
(1932)                                                                       Economics, Princeton University; Director of
                                                                             Vanguard Investment Series plc (Irish investment
                                                                             fund) since November, 2001, Vanguard Group
                                                                             (Ireland) Limited (Irish investment
                                                                             management firm) since November, 2001,
                                                                             Prudential Insurance Co. of America, BKF
                                                                             Capital (investment management), The Jeffrey
                                                                             Co. (holding company), and NeuVis, Inc.
                                                                             (software company).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)                                                                          OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUND              OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.          Trustee                  January, 1993        Chairman, President, Chief Executive               112
(1941)                                                                       Officer, and Director of NACCO Industries,
                                                                             Inc. (forklifttrucks/housewares/lignite);
                                                                             Director of Goodrich Corporation.
                                                                             (industrialproducts/aircraft systems and
                                                                             services). Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------


J. Lawrence Wilson             Trustee                   April, 1985         Retired Chairman and Chief Executive               112
(1936)                                                                       Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             MeadWestvaco Corp. (paper products), and
                                                                             AmerisourceBergen Corp. (pharmaceutical
                                                                             distribution); Trustee of Vanderbilt
                                                                             University.


------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
R. Gregory Barton*             Secretary                  June, 2001         Managing Director and General Counsel              112
(1951)                                                                       of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Higgins*             Treasurer                  July, 1998         Principal of The Vanguard Group, Inc.;             112
(1957)                                                                       Treasurer of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since July, 1998).
------------------------------------------------------------------------------------------------------------------------------------

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. During 2001 and 2002, Vanguard paid Greenwich subscription fees amounting to less than $275,000. Vanguard's subscription rates are similar to those of other subscribers.


     Board Committees: Each Fund's board has the following committees:

o Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

o Compensation Committee: This committee oversees the programs established by the Funds and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

o Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Funds (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.


     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Funds and of all Vanguard funds served by the trustee as of December 31, 2001. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.


                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD CALVERT
SOCIAL
INDEX FUND              John J. Brennan          $10,001-$50,000          Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL
GROWTH FUND             John J. Brennan          $50,001-$100,000         Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.    $50,001-$100,000         Over $100,000
                        J. Lawrence Wilson             None               Over $100,000


VANGUARD U.S. GROWTH
FUND                    John J. Brennan          $50,001-$100,000         Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

VANGUARD CONSUMER
DISCRETIONARY           John J. Brennan                None               Over $100,000
INDEX FUND              Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

VANGUARD CONSUMER
STAPLES                 John J. Brennan                None               Over $100,000
INDEX FUND              Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

VANGUARD ENERGY
INDEX FUND              John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000


                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD FINANCIALS
INDEX FUND              John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

VANGUARD HEALTHCARE
INDEX FUND              John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

VANGUARD INDUSTRIALS
INDEX FUND              John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

VANGUARD INFORMATION
TECHNOLOGY INDEX        John J. Brennan                None               Over $100,000
FUND                    Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

VANGUARD MATERIALS
INDEX FUND              John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD TELECOMMUNICATION
SERVICES INDEX FUND     John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

VANGUARD UTILITIES
INDEX FUND              John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000




TRUSTEE COMPENSATION



The same individuals serve as trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-34), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.



     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

o The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

o The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

o Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEES. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is however, paid in his role as officer of The Vanguard Group, Inc.


     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by each Fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds. (The Vanguard U.S. Sector Index Funds did not commence operations until ., 2003.

                               VANGUARD WORLD FUND
                               COMPENSATION TABLE

--------------------------------------------------------------------------------------------------------
                                                 PENSION OR                           TOTAL COMPENSATION
                             AGGREGATE  RETIREMENT BENEFITS                                     FROM ALL
                          COMPENSATION   ACCRUED AS PART OF                ACCRUED        VANGUARD FUNDS
                                  FROM         THESE FUNDS'      ANNUAL RETIREMENT               PAID TO
                           THESE FUNDS            EXPENSES             BENEFITS AT              TRUSTEES
NAMES OF TRUSTEES              (1)                (1)              JANUARY 1, 2002(2)                (3)
--------------------------------------------------------------------------------------------------------
John J. Brennan               None                None                      None                    None
Charles D. Ellis            $3,250                None                      None                $104,000
Rajiv L. Gupta(4)            2,166                None                      None                    None
JoAnn Heffernan Heisen       3,250                 $60                    $2,992                $104,000
Bruce K. MacLaury(5)         1,030                  61                     7,818                  99,000
Burton G. Malkiel            3,250                 229                     9,799                 104,000
Alfred M. Rankin, Jr.        3,250                 117                     5,000                 104,000
James O. Welch, Jr.(5)       1,083                  76                     9,772                 104,000
J. Lawrence Wilson           3,720                 169                     7,266                 119,000
--------------------------------------------------------------------------------------------------------

(1) The amounts shown in this column are based on the Funds' fiscal year ended August 31, 2002.
(2) Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel and 87 in the case of Mr. Gupta) for the 2001 calendar year.
(4)  Mr. Gupta joined the Funds' board on December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retirement from the Funds' board, effective December 31, 2001.


                          INVESTMENT ADVISORY SERVICES

                           VANGUARD U.S. GROWTH FUND

The Fund entered into an investment advisory agreement with Alliance Capital Management, L.P. (Alliance), under which Alliance manages the investment and reinvestment of the assets included in Vanguard U.S. Growth Fund that the Fund's board of trustees determines to assign to Alliance (the Alliance Portfolio). In this capacity, Alliance continuously reviews, supervises, and administers the Alliance Portfolio. Alliance will invest or reinvest such assets primarily in U.S. securities. Alliance discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund. Under this agreement the Fund pays Alliance, at the end of each of the Fund's fiscal quarters, a basic fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Alliance Portfolio's average month-end net assets for the quarter:


                  NET ASSETS
                  ----------                        ANNUAL RATE
                  First $300 million. . . . .          .32%
                  Next $700 million. . . . .           .20%
                  Next $1 billion. . . . . .           .15%
                  Next $18 billion. . . . . .          .12%
                  Over $20 billion. . . . . .          .10%


     The basic fee, as provided above, will be increased or decreased by applying a performance fee adjustment based on the investment performance of the Fund relative to the investment performance of the Russell 1000 Growth Index (the Index). The investment performance of the Fund will be based on its cumulative return over a trailing 36-month period ending with the applicable quarter, compared with the cumulative total return of the Index for the same period.

  The adjustment applies as follows:
--------------------------------------------------------------------------------
       CUMULATIVE 36-MONTH PERFORMANCE           PERFORMANCE FEE ADJUSTMENT AS A
             OF THE FUND VS. THE INDEX              PERCENTAGE OF THE BASIC FEE*
--------------------------------------------------------------------------------
            Exceeds by more than +6%                                        +25%
            Exceeds by 0% to +6%             Linear increase between 0% and +25%
            Trails by 0% to -6%              Linear decrease between 0% and -25%
            Trails by more than -6%                                         -25%
--------------------------------------------------------------------------------
* For purposes of the adjustment calculation, the basic fee is calculated based on average month-end net assets over the same period for which the performance is measured. Linear application of the adjustment provides for an infinite number of results within the stated range. Example: Cumulative 36-month performance of the Fund versus the Index is +3%. Accordingly, a performance fee adjustment of +12.5% [(3% divided by 6%) times 25% maximum] of the basic fee, as calculated over the trailing 36-months, would be due and payable.

     The adjustment will not be fully operable until the close of the quarter ending August 31, 2004. Until that date, the following transition rules will apply:

     (A) JUNE 22, 2001 THROUGH AUGUST 30, 2002. Adviser's compensation was the basic fee. No adjustment was applied during this period.

     (B) AUGUST 31, 2002 THROUGH AUGUST 31, 2004. Beginning August 31, 2002, the adjustment will take effect on a progressive basis with regard to the number of months elapsed between August 31, 2001, and the close at the quarter for which the adviser's fee is being computed. During this period, the Adjustment will be calculated using cumulative performance of the Alliance Portfolio and the Index from August 31, 2001 through the end of the applicable quarter. For these purposes, the endpoints and size of the range over which a positive or negative Adjustment applies and the corresponding maximum fee adjustment amount will be multiplied by a fractional time-elapsed adjustment. The fraction will equal the number of months elapsed since August 31, 2001, divided by thirty-six.

     (C) ON AND AFTER AUGUST 31, 2004. The adjustment will be fully operable at this time.

     The following special rules will also apply to Alliance's compensation:

     (A) ALLIANCE PORTFOLIO PERFORMANCE. The investment performance of the Alliance Portfolio for any period, expressed as a percentage of the Alliance Portfolio at the beginning of the period, will be the sum of: (i) the change in the Alliance Portfolio's Unit Value during such period; (ii) the unit value of the Alliance Portfolio's cash distributions from the Fund's net investment income and realized net capital gains (whether short- or long-term) having an ex-dividend date occurring within the period; and (iii) the unit value of capital gains taxes paid or accrued during such period by the Fund for undistributed realized long-term capital gains realized from the Alliance Portfolio.

     (B) ALLIANCE PORTFOLIO UNIT VALUE. The Alliance Portfolio Unit Value will be determined by dividing the total net assets of the Alliance Portfolio by a given number of units. Initially, the number of units in the Alliance Portfolio will equal a nominal value as determined by dividing initial assets by a unit value of $100 on September 1, 2001. Subsequently, as assets are added to or withdrawn from the Alliance Portfolio, the number of units of the Alliance Portfolio will be adjusted based on the unit value of the Alliance Portfolio on the day such changes are executed. Any cash buffer maintained by the Alliance Portfolio outside of the Alliance Portfolio shall neither be included in the total net assets of the Alliance Portfolio nor included in the computation of the Alliance Portfolio unit value.

     (C) INDEX PERFORMANCE. The investment record of the Index for any period, expressed as a percentage of the Index at the beginning of such period, shall be the sum of: (i) the change in the level of the Index during such period, and
(ii) the value, computed consistently with the Index of cash distributions having an ex-dividend date occurring within such period made by companies whose securities comprise the Index. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

     (D) PERFORMANCE COMPUTATIONS. The foregoing notwithstanding, any computation of the investment performance of the Fund and the investment record of the Index shall be in accordance with any then applicable rules of the Commission.

     SAMPLE ADVISORY FEES. The following table shows the total annual advisory fee--that is, the basic fee plus the adjustment--payable to Alliance at varying levels of investment performance:

                           ANNUALIZED PERFORMANCE OVER
NET ASSETS OF FUND              36-MONTH PERIOD                TOTAL ANNUAL RATE
--------------------------------------------------------------------------------
$300 Million               Trails Index by more than 6%                  0.2400%
                           Identical Return of Index                     0.3200%
                           Exceeds Index by more than 6%                 0.4000%
$1 Billion                 Trails Index by more than 6%                  0.1770%
                           Identical Return of Index                     0.2360%
                           Exceeds Index by more than 6%                 0.2950%
$2 Billion                 Trails Index by more than 6%                  0.1448%
                           Identical Return of Index                     0.1930%
                           Exceeds Index by more than 6%                 0.2413%
$20 Billion                Trails Index by more than 6%                  0.0955%
                           Identical Return of Index                     0.1273%
                           Exceeds Index by more than 6%                 0.1591%
$25 Billion                Trails Index by more than 6%                  0.0914%
                           Identical Return of Index                     0.1218%
                           Exceeds Index by more than 6%                 0.1523%

     Please note that Alliance became the Fund's investment adviser on June 22, 2001. Prior to June 22, 2001, the Fund employed Lincoln Capital Management Company (Lincoln) as its investment adviser. For the fiscal years ended August 31, 2000, 2001, and 2002, the Fund incurred advisory fees of $20,280,000, $16,765,000, and $11,597,000, respectively.


DESCRIPTION OF ALLIANCE

Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation (ACMC), an indirect wholly-owned subsidiary of AXA Financial, Inc. (AXA Financial), is the general partner. As of August 31, 2002 Alliance Capital Management Holding L.P. (Alliance Holding) owned approximately 30.5% of the outstanding units of limited partnership interest in Alliance (Alliance Units). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. in the form of units (Alliance Holding Units). As of August 31, 2002, AXA Financial, together with ACMC and certain of its other wholly-owned subsidiaries, beneficially owned approximately 2.0% of the outstanding Alliance Holding Units and 51.4% of the outstanding Alliance Units, representing an approximate 52.5% economic interest in Alliance. AXA Financial is a wholly-owned subsidiary of AXA, one of the largest and most rapidly expanding financial services organizations.


                       VANGUARD INTERNATIONAL GROWTH FUND



SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

Vanguard International Growth Fund has entered into an investment advisory agreement with Schroder Investment Management North America Inc. (Schroder) to manage the investment and reinvestment of a portion of the Fund's assets (the - "Schroder Portfolio") and to continuously review, supervise, and administer Vanguard International Growth Fund's investment program with respect to these assets. Schroder will invest or reinvest the assets of the Schroder Portfolio only in foreign (non-U.S.) securities. Schroder discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund.

     As compensation for the services rendered by Schroder under the agreement, the Fund pays Schroder a basic fee at the end of each fiscal quarter calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of Schroder's portion of the Fund for the quarter, subject to certain transition rules:


--------------------------------------------------------------------------------
NET ASSETS                                                     ANNUAL RATE
--------------------------------------------------------------------------------
First $50 million                                                .350%
Next $950 million                                                .175%
Over $1 billion                                                  .125%
--------------------------------------------------------------------------------


     The basic fee, as provided above, shall be increased or decreased by applying an adjustment formula based on the investment performance of the Schroder Portfolio relative to that of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, as it may be reformulated from time to time. The trustees believe that the MSCI EAFE Index is an appropriate standard against which the investment performance of the Schroder Portfolio can be measured. The performance fee adjustment is as follows, subject to certain transition rules:


  (a) On assets of the Fund of $1 billion or less:

(a) On assets of the Fund of $1 billion or less:
  THREE-YEAR PERFORMANCE DIFFERENTIAL
                  VS. MSCI EAFE INDEX                PERFORMANCE ADJUSTMENT RATE
--------------------------------------------------------------------------------
                        +12% or above    +0.0750% x average month-end net assets
                 Between +6% and +12%    +0.0375% x average month-end net assets
                  Between +6% and -6%       -0-   x average month-end net assets
                 Between -6% and -12%    -0.0375% x average month-end net assets
                       -12% and below    -0.0750% x average month-end net assets

(b) On assets of the Fund of more than $1 billion:
  THREE-YEAR PERFORMANCE DIFFERENTIAL
                  VS. MSCI EAFE INDEX                PERFORMANCE ADJUSTMENT RATE
--------------------------------------------------------------------------------
                        +12% or above    +0.0500% x average month-end net assets
                 Between +6% and +12%    +0.0250% x average month-end net assets
                  Between +6% and -6%       -0-   x average month-end net assets
                 Between -6% and -12%    -0.0250% x average month-end net assets
                       -12% and below    -0.0500% x average month-end net assets

  The following special rules will also apply to Schroders compensation:



     (A) SCHRODER PORTFOLIO UNIT VALUE. The "Schroder Portfolio unit value" shall be determined by dividing the total net assets of the Schroder Portfolio by a given number of units. The number of units in the Schroder Portfolio shall be equal to the total shares outstanding of the Fund at the close of business on January 27, 2003; provided, however, that as assets are added to or withdrawn from the Schroder Portfolio, the number of units of the Schroder Portfolio shall be adjusted based on the unit value of the Schroder Portfolio on the day such changes are executed.

     (B) SCHRODER PORTFOLIO PERFORMANCE. The investment performance of the Schroder Portfolio for any period, expressed as a percentage of the Schroder Portfolio unit value at the beginning of the period, will be the sum of: (i) the change in the Schroder Portfolio unit value during such period; (ii) the unit value of the Fund's cash distributions from the Schroder Portfolio's net investment income and realized net capital gains (whether short or long term) having an ex-dividend date occurring within the period; and (iii) the unit value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of such period by the Schroder Portfolio, expressed as a percentage of the Schroder Portfolio unit value at the beginning of such period. For this purpose, the value of distributions of realized capital gains per unit of the Schroder Portfolio, of dividends per unit of the Schroder Portfolio paid from investment income, and of capital gains taxes per unit of the Schroder Portfolio paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in units of the Schroder Portfolio at the unit value in effect at the close of business on the record date for the payment of such distributions and dividends (which date shall be the relevant ex-dividend date) and the date on which provision is made for such taxes, after giving effect to such distributions, dividends, and taxes.

     (C) INDEX PERFORMANCE. The investment record of the Index for any period, expressed as a percentage of the Index level at the beginning of such period, will be the sum of (i) the change in the level of the Index during such period, and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within such period made by companies whose securities make up the Index. For this purpose, cash distributions on the securities that make up the Index will be treated as reinvested in the Index, at least as frequently as the end of each calendar quarter following the payment of the dividend. The calculation will be gross of applicable costs and expenses, and consistent with the methodology used by Morgan Stanley Capital International Inc.

     (D) PERFORMANCE COMPUTATIONS. The foregoing notwithstanding, any computation of the investment performance of the Schroder Portfolio and the investment record of the Index shall be in accordance with any then applicable rules of the U.S. Securities and Exchange Commission.


     During the fiscal years ended August 31, 2000, 2001, and 2002, the Fund incurred the following advisory fees to Schroder:

                                                 2000          2001         2002
--------------------------------------------------------------------------------
Basic Fee                                 $12,718,000   $10,815,000   $8,751,000
Increase/(Decrease)
 for Performance Adjustment                         0       563,000    1,642,000
--------------------------------------------------------------------------------
Total                                     $12,718,000   $11,378,000  $10,393,000
--------------------------------------------------------------------------------


SUB-ADVISER--SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA LIMITED

The Fund has entered into a sub-advisory agreement with Schroder and Schroder Investment Management North America Limited (Schroder Limited) pursuant to which Schroder Limited has primary responsibility for choosing investments for the Fund.


     Under the terms of the sub-advisory agreement for the Fund, Schroder pays Schroder Limited advisory fees equal to 25% of the advisory fee actually paid to Schroder under its investment advisory agreement with the Fund. The sub-advisory arrangement became effective April 1, 2003.




DESCRIPTION OF SCHRODER



Vanguard International Growth Fund is managed by Schroder. Effective April 1, 2003, Schroder employs Schroder Limited as a sub-adviser to the Fund. Each of Schroder and Schroder Limited is a wholly-owned subsidiary of Schroders Incorporated, 875 3rd Avenue, New York, NY. Schroders PLC is the holding company parent of a large world-wide group of banks and financial service companies (referred to as "The Schroder Group") with subsidiaries and branches and representative offices located in twenty-six countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $150 billion.



BAILLIE GIFFORD OVERSEAS LTD


The Fund also entered into an investment advisory agreement with Baillie Gifford Overseas Ltd. (Baillie Gifford) to manage the investment and reinvestment of a portion of the Fund's assets (the BG Portfolio) and continuously review, supervise, and administer the Fund's investment program with respect to these assets. Baillie Gifford will invest or reinvest the assets of the BG Portfolio only in foreign (non-U.S.) securities. Baillie Gifford discharges its responsibilities subject to the supervision and oversight of the trustees and officers of the Fund.

     The Portfolio pays Baillie  Gifford at the end of each fiscal  quarter,  an
amount   (the   Adjusted   Fee)   equal  to  a  base  fee  (Base   Fee)  plus  a
performance-based adjustment to the Base Fee (the Performance Adjustment).

     The Base Fee for each fiscal quarter of the Fund is calculated by applying the following Annual Percentage Rate Schedule to the average month-end net assets of the BG Portfolio during such fiscal quarter, and dividing the result by 4.



                  NET ASSETS                          ANNUAL RATE
                  ----------                          -----------
                  On the first $1.5 billion.           0.150%
                  On the next $2.0 billion. .          0.125%
                  On assets over $3.5 billion          0.100%



     The Performance Adjustment for each fiscal quarter of the Fund shall be calculated by multiplying the appropriate Adjustment Percentage (shown below) to the Annual Percentage Rate Schedule applied to the average of the month-end net assets of the Fund over the previous 36 months, and dividing the result by four. The Adjustment Percentage for each fiscal quarter of the Fund shall be determined by applying the following Performance Adjustment Schedule to the performance of the BG Portfolio relative to the Morgan Stanley Capital International Europe, Australasian, Far East Index (the Index) over the rolling 36-month period applicable to such fiscal quarter.


                            PERFORMANCE ADJUSTMENT SCHEDULE
                            -------------------------------
               CUMULATIVE PERFORMANCE OF
                BG PORTFOLIO VS. INDEX
             OVER RELEVANT 36-MONTH PERIOD         ADJUSTMENT PERCENTAGE
             -----------------------------         ---------------------
                     Less than -9%                         -50%
            From -9% up to and including 0%   Linear decrease from -50% to 0%
             Greater than 0% and up to +9%    Linear increase from 0% to +50%
                     More than +9%                         +50%


     I. The following example serves as a guide for the calculation of the Adjusted Fee.

     Assume the Adjusted Fee for the fiscal quarter ending February 28, 2006 is being calculated, the transition rules are not in effect, and the month-end net assets of the BG Portfolio over the rolling 36-month period applicable to such fiscal quarter are as follows:


        AVERAGE MONTH-END NET ASSESTS OF BG PORTFOLIO ($ MILLION)
-------------------------------------------------------------------------------
      JAN.  FEB.  MAR.  APR.  MAY   JUNE  JULY  AUG.  SEPT.  OCT.  NOV.  DEC.
-------------------------------------------------------------------------------
2003              1001  1002  1003  1004  1005  1006  1007   1008  1009  1010
2004  1011  1012  1013  1014  1015  1016  1017  1018  1019   1020  1021  1022
2005  1023  1024  1025  1026  1027  1028  1029  1030  1031   1032  1033  1034
2006  1035  1036
-------------------------------------------------------------------------------

     Also, assume the cumulative performance of the BG Portfolio over the rolling 36-month period applicable to such fiscal quarter is +24.5%, and the cumulative performance of the Index over such period is +20.0%. The Adjusted Fee payable by the Fund to the Adviser for the fiscal quarter ending February 28, 2006 would be $483,609.38 and is calculated as follows:

     (A) BASE FEE OF $388,125.00, WHICH IS CALCULATED AS FOLLOWS. The average month-end net assets of the BG Portfolio over the fiscal quarter ending February 28, 2006 ($1,035,000,000), when applied to the Annual Percentage Rate Schedule, corresponds to Average Month-End Net Assets of $1.5 billion or less, and an Annual Percentage Rate of 0.150%. Therefore, the Base Fee is equal to:


                          Base Fee = (a X b) /4, where;

   a = Average month-end net assets over the fiscal quarter ending February 28,
                                     2006,

                              calculated as follows:

      ($1,034,000,000 + $1,035,000,000+ $1,036,000,000) / 3 = $1,035,000,000

     b = Annual Percentage Rate applied to average month end net assets, ( =
                                    0.150%)

              Base Fee = ($1,035,000,000 X 0.150%) / 4 = $388,125.00



     (B) PERFORMANCE ADJUSTMENT OF +$95,484.38, WHICH IS CALCULATED AS FOLLOWS. The average month-end net assets of the BG Portfolio over the rolling 36-month period applicable to the fiscal quarter ending February 28, 2006 is $1,018,500,000. The excess return of the BG Portfolio (+24.5%) over the Index (+20.0%) over such period is +4.5%. An excess return of +4.5%, when applied to the Performance Adjustment Schedule, corresponds to a relative performance of Greater than 0% and up to and including +9%, which corresponds to an Adjustment Percentage of +25%, calculated as follows:



                  Adjustment Percentage = ([c / d]) X e, where;

            c = Excess return over the performance period, ( = +4.5%)

     d = Maximum excess return for appropriate performance range, ( = +9.0%)

  e = Maximum Adjustment Percentage for appropriate performance range, (= +50%)

                Adjustment Percentage = ([4.5%/9.0%]) X 50% = +25%

        Therefore, the Performance Adjustment = ([f X g] X h) / 4, where;

                       f = Adjustment Percentage, ( = +25%)

     g = Annual Percentage Rate applied to average month end net assets, ( =
                                    0.150%)

             h = Average month-end net assets for the 36-months ended

                      February 28, 2006, ( = $1,018,500,000)

   Performance Adjustment = ([25% X 0.150%] X $1,018,500,000) / 4 = +$95,484.38

  (C) AN ADJUSTED FEE OF $483,609.38, WHICH IS CALCULATED AS FOLLOWS:

                           Adjusted Fee = i + j, where;

                          i = Base Fee, ( = $388,125.00)

                   j = Performance Adjustment, ( = $95,484.38)

              Adjusted Fee = $388,125.00 + $95,484.38 = $483,609.38



     (D) CERTAIN CONVENTIONS. In practice, calculations will be extended to the eighth decimal point. Performance differences between the BG Portfolio and the Index are treated in a symmetric manner, such as in the example.

     Notwithstanding any other provision of this Agreement, the Adviser shall receive no compensation hereunder with respect to any period of time that begins prior to February 6, 2003. Accordingly, the first Adjusted Fee payable hereunder shall be pro rated as necessary to account for the actual duration of time during the first fiscal quarter of the Fund for the 2003 calendar year that this Agreement was effective, and all subsequent calculations of the Adjusted Fee payable hereunder shall be appropriately adjusted to ensure that the Adviser receives no compensation hereunder with respect to any period of time that begins prior to February 6, 2003.

     II. The Performance Adjustment will not be fully incorporated into the determination of the Adjusted Fee until the fiscal quarter ended February 28, 2006. Until that date, the following transition rules will apply:

     (A) FEBRUARY 6, 2003 THROUGH NOVEMBER 30, 2003. The Adjusted Fee will be deemed to equal the Base Fee. No Performance Adjustment will apply to the calculation of the Adjusted Fee during this period.

     (B) DECEMBER 1, 2003 THROUGH FEBRUARY 28, 2006. Beginning December 1, 2003, the Performance Adjustment will take effect on a progressive basis with regard to the number of months elapsed between February 28, 2003, and the end of the quarter for which the Adjusted Fee is being computed. During this period, the Base Fee for purposes of calculating the Performance Adjustment will be computed using the average month-end net assets of the BG Portfolio, as determined for a period commencing February 28, 2003, and the ending as of the end of the applicable fiscal quarter of the Fund. During this period, the Performance Adjustment will be calculated using the cumulative performance of the BG Portfolio and the Index for a period commencing March 1, 2003 and ending as of the end of the applicable fiscal quarter of the Fund. For these purposes, the endpoints and the size of the range over which a positive or negative adjustment percentage applies and the corresponding maximum adjusted percentage will be multiplied by a time-elapsed fraction. The fraction will equal the number of months elapsed since February 28, 2003, divided by 36.

     (C) ON AND AFTER FEBRUARY 28, 2006. The Adjusted Fee will be equal to the Base Fee plus the Performance Adjustment.

     III. The following example serves as a guide for the calculation of the Adjusted Fee during the transition period.

     Assume that the Adviser's compensation is being calculated for the fiscal quarter ended August 31, 2004 and the month-end net assets of the BG Portfolio over the 18-month period applicable to such fiscal quarter are as follows:



            MONTH-END NET ASSESTS OF BG PORTFOLIO ($ MILLION)
-------------------------------------------------------------------------------
      JAN.  FEB.  MAR.  APR.  MAY   JUNE  JULY  AUG.  SEPT.  OCT.  NOV.  DEC.
-------------------------------------------------------------------------------
2003              1001  1002  1003  1004  1005  1006  1007   1008  1009  1010
2004  1011  1012  1013  1014  1015  1016  1017  1018
-------------------------------------------------------------------------------



     Also, assume the cumulative performance of the BG Portfolio over the 18-month period applicable to the August 31, 2004 fiscal quarter is +11.8%, and the cumulative performance of the Index over such period is +10.0%. Thus, the excess return of the BG Portfolio over the applicable period is +1.80%. The Adjusted Fee payable by the Fund to the Adviser for the fiscal quarter ending February 28, 2006 would be $419,231.25 and is calculated as follows:

     A. BASE FEE OF $381,375.00, WHICH IS CALCULATED AS FOLLOWS. The average month-end net assets of the BG Portfolio over the fiscal quarter ending August 31, 2004 ($1,017,000,000), when applied to the Annual Percentage Rate Schedule, corresponds to Average Month-End Net Assets of $1.5 billion or less, and an Annual Percentage Rate of 0.150%. Therefore, the Base Fee is equal to:


                          Base Fee = (a X b) / 4, where;

   a = Average month-end net assets over the fiscal quarter ending February 28, 2006, calculated as follows: ($1,016,000,000 + $1,017,000,000 + $1,018,000,000)
                              / 3 = $1,017,000,000

     b = Annual Percentage Rate applied to average month end net assets, ( =
                                    0.150%)

              Base Fee = ($1,017,000,000 X 0.150%) / 4 = $381,375.00

     B. PERFORMANCE ADJUSTMENT OF +$37,856.25, WHICH IS CALCULATED AS FOLLOWS. The average month-end net assets of the BG portfolio over the performance period (February 28, 2003 to August 31, 2004) are $1,009,500,000). The excess return of the BG portfolio (+11.8%) over the Index (+10.0%) over such period is +1.80%. An excess return of +1.80%, when applied to the Performance Adjustment Schedule, corresponds to a relative performance of Greater than 0% and up to and including +9%, which corresponds to an Adjustment Percentage of +10%, calculated as follows:

                  Adjustment Percentage = ([c / d] X i), where;

            c = Percentage amount by which the performance of the Fund has exceeded the Index, ( = +1.80%)

     d = Size of the adjusted range over which the linear adjustment applies, determined as follows:

                 adjusted range = [(e/f) X g] to [(e/f) X h] = d

  e = Number of months elapsed from February 28, 2003 to August 31, 2004 (= 18)

          f = Number of months in full rolling performance period (= 36)

       g = Minimum excess return for appropriate performance range (= 0.0%)

      h = Maximum excess return for appropriate performance range (= +9.0%)

           d = [(18/36) X 0.0%] to [(18/36) X +9.0%] = (0.0% to +4.5%),

       therefore, the size of adjustment range = (+4.5% - 0.0%) = +4.5% = d

         i = The Maximum Adjustment Percentage for the transition period, which is determined as follows:

                Maximum Adjustment Percentage = [(e / f) X j] = i

  e = Number of months elapsed from February 28, 2003 to August 31, 2004 (= 18)

          f = Number of months in full rolling performance period (= 36)

    j = Maximum Adjustment Percentage for the appropriate performance range (=
                                     +50%)

  Maximum Adjustment Percentage for transition period = [(18/36) X 50%) = +25% =
                                       i

       Adjustment Percentage = ([c / d] X i) = ([1.8%/4.5%] X 25%) = +10.0%

   Therefore, the Performance Adjustment is equal to ([k X l] X m) / 4, where;

                       k = Adjustment Percentage, ( = +10%)

     l = Annual Percentage Rate applied to average month-end net assets, ( =
                                    0.150%)

                     m = Average month-end net assets for the transition period ended August 31, 2004, ( = $1,009,500,000)

   Performance Adjustment = ([10% X 0.150%] X $1,009,500,000) / 4 = +$37,856.25

        C. AN ADJUSTED FEE OF $419,231.25, WHICH IS CALCULATED AS FOLLOWS:

                          n + p =  Adjusted Fee, where;

                          n = Base Fee, ( = $381,375.00)

                   p = Performance Adjustment, ( = $37,856.25)

              Adjusted Fee = $381,375.00 + $37,856.25 = $419,231.25


     D. CERTAIN CONVENTIONS. In practice, calculations will be extended to the eighth decimal point. Performance differences between the BG Portfolio and the Index are treated in a symmetric manner, such as in the example.

     IV. The following special rules will also apply to Baillie Gifford's compensation:

     (A) BG PORTFOLIO UNIT VALUE. The "BG Portfolio unit value" shall be determined by dividing the total net assets of the BG Portfolio by a given number of units. The number of units in the BG Portfolio shall be equal to the total shares outstanding of the Fund on the effective date of the agreement; provided, however, that as assets are added to or withdrawn from the BG Portfolio, the number of units of the BG Portfolio shall be adjusted based on the unit value of the BG Portfolio on the day such changes are executed.

     (B) BG PORTFOLIO PERFORMANCE. The investment performance of the BG Portfolio for any period, expressed as a percentage of the BG Portfolio unit value at the beginning of the period, will be the sum of: (i) the change in the BG Portfolio unit value during such period; (ii) the unit value of the Fund's cash distributions from the BG Portfolio's net investment income and realized net capital gains (whether short or long term) having an ex-dividend date occurring within the period; and (iii) the unit value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of such period by the BG Portfolio, expressed as a percentage of the BG Portfolio unit value at the beginning of such period. For this purpose, the value of distributions of realized capital gains per unit of the BG Portfolio, of dividends per unit of the BG Portfolio paid from investment income, and of capital gains taxes per unit of the BG Portfolio paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in units of the BG Portfolio at the unit value in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends, and taxes. For purposes of calculating investment performance, the BG Portfolio unit value will be determined net of all fees and expenses of the Fund attributable to the BG Portfolio. Thus, the performance of the BG Porotfolio will be net of all fees and expenses of the Fund attributable to the BG Portfolio when compared to the Index.

     (C) INDEX PERFORMANCE. The investment record of the Index for any period, expressed as a percentage of the Index level at the beginning of such period, will be the sum of (i) the change in the level of the Index during such period, and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within such period made by companies whose securities make up the Index. For this purpose, cash distributions on the securities that make up the Index will be treated as reinvested in the Index, at least as frequently as the end of each calendar quarter following the payment of the dividend. The calculation will be gross of applicable costs and expenses, and consistent with the methodology used by Morgan Stanley Capital International Inc.

     (D) PERFORMANCE COMPUTATIONS. The foregoing notwithstanding, any computation of the investment performance of the BG Portfolio and the investment record of the Index shall be in accordance with any then applicable rules of the U.S. Securities and Exchange Commission.


DESCRIPTION OF BAILLIE GIFFORD OVERSEAS, LTD

Baillie Gifford Overseas Ltd, 1 Rutland Court, Edinburgh, EH3 8EY, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford Overseas Ltd is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co. is one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients.


                       VANGUARD CALVERT SOCIAL INDEX FUND


Vanguard Calvert Social Index Fund and the Vanguard U.S. Sector Index Funds receive advisory services from Vanguard's Quantitative Equity Group on an at-cost basis. From May 8, 2000, through August 31, 2000, and during the fiscal years ended August 31, 2001, and 2002, the Calvert Social Index Fund's expenses relating to investment advisory services were less than $1,000. (The Vanguard U.S. Sector Index Funds did not commence operations until ., 2003.)



DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENTS

Each Fund's current agreement with its adviser is renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund's board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund's outstanding voting securities. An agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the board of trustees of the Fund on sixty (60) days' written notice to the adviser (thirty (30) days for Alliance), (2) by a vote of a majority of the Fund's outstanding voting securities, or (3) by the adviser upon ninety (90) days' written notice to the Fund. Alliance's current agreement with the U.S. Growth Fund is binding for a two-year period, at the end of which it, too, will become renewable for successive one-year periods, subject to the above conditions.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS


Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. For the International Growth and U.S. Growth Funds, the board determines annually whether to approve and renew the Fund's investment advisory arrangements. For the Funds, the board considers annually whether the Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Quantitative Equity Group. The board has a standing request that Vanguard and the advisers provide the board with certain information the board has deemed important to evaluate the short- and long-term performance of the advisers of the International Growth and U.S. Growth Funds, and the internalized management of the Funds. This information includes monthly, quarterly, and annual performance analyses from Vanguard and quarterly self-evaluations by each adviser. Vanguard also provides the board with written analyses of each external adviser's performance on a periodic basis. Each Fund's portfolio managers also meet with the board periodically to discuss the management and performance of the Fund and respond to the board's questions concerning the Fund's performance.

     When considering whether to renew an investment advisory contract (in the case of the International Growth and U.S. Growth Funds), or continue the internalized management structure of Calvert Social Index Fund or the Vanguard U.S. Sector Index Funds, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the Fund's assets managed by the adviser and the fair market value of the services provided. The board reviews and considers the extent to which the adviser has realized or will realize economies of scale as the Fund grows. Additional information is provided to the board detailing other sources of revenue to the adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of each Fund, such as transaction costs, including ways in which portfolio transactions for the Funds are conducted and brokers are selected.



     For the International Growth and U.S. Growth Funds, the board also takes into account the nature of the fee arrangements, which include breakpoints that will adjust the fee downward as the size of the Fund increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

     The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following tables reflect a sample of the most recent data for each Fund:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      ADVISORY FEES
                                                                                                                    EXPRESSED AS AN
                                                                                                                   ANNUAL EFFECTIVE
                                                  AVERAGE ANNUAL RETURN (BEFORE TAXES)FOR                               RATE OF THE
                                                       PERIODSENDED  JULY 31, 2002                                   FUND'S AVERAGE
                                              1 YEAR               5 YEARS*         10 YEARS    EXPENSE RATIO            NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL INDEX FUND
 INVESTOR SHARES                              -19.96%               -19.91%              N/A            0.25%                  None
 Calvert Social Index                         -19.72                -19.93               N/A            None                   None
 Average Large-Cap Growth Fund**              -22.57                -25.29               N/A            1.52                   0.63%
 Wilshire 5000 Index                          -16.55                -15.68               N/A            None                   None
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
 INVESTOR SHARES                              -14.20%                -1.92%            6.01%            0.67%                  0.13%
 Average International Fund**                 -14.70                 -2.34             4.37             1.72                   0.75
 MSCI EAFE Index                              -14.95                 -2.42             3.92             None                   None
------------------------------------------------------------------------------------------------------------------------------------
US GROWTH FUND
 INVESTOR SHARES                              -28.09%                -7.17%            4.33%            0.50%                  0.13%
 Russell 1000 Growth Index                    -22.17                 -1.83             7.99             None                   None
 Average Large-Cap Growth Fund**              -22.57                 -0.18             8.67             1.52                   0.63%
 Wilshire 5000 Index                          -16.55                  1.22             9.97             None                   None
------------------------------------------------------------------------------------------------------------------------------------

*Return figures for the Calvert Social Index Fund and its comparative indexes are as of May 31, 2000--when performance measurement began for the Calvert Social Index Fund.
**Data provided by Lipper Inc.

     Based upon its most recent evaluation of each Fund's investment staff, the portfolio management process, the short- and long-term performance results, the current advisory arrangements for the International Growth and U.S. Growth Funds, and the at-cost internalized management arrangements for the Calvert Social Index Fund, the board determined that it would be in the best interests of each Fund's shareholders to renew the investment advisory agreements for the International Growth and U.S. Growth Funds, and continue the internalized management arrangements for the Calvert Social Index Fund. (The Vanguard U.S. Sector Index Fund did not commence operations until ., 2003.)





                             PORTFOLIO TRANSACTIONS


The investment advisory agreements with Alliance, Schroder and Baillie Gifford (and the sub-advisory agreement with Schroder Ltd.) authorize the investment advisers (with the approval of the Funds' board of trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Funds and direct each investment adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for each Fund. Each investment adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, each investment adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research, statistical information, or provide other services in addition to execution services to the Funds and/or the investment advisers. Each investment adviser considers the services it receives useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.

     Currently, it is each Fund's policy that each investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions than otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of a Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the investment advisers and/or the Funds. However, each investment adviser has informed the Funds that it generally will not pay higher commission rates specifically for the purpose of obtaining research services.

     During the fiscal years ended August 31, 2000, 2001, and 2002, and the six-month period ended February 28, 2003, the Funds paid the following amounts in brokerage commissions (The Vanguard U.S. Sector Index Funds did not commence operations until ., 2003.):



FUND                                    2000              2001              2002
--------------------------------------------------------------------------------
U.S. Growth Fund                 $17,605,000       $27,194,000       $16,362,000
International Growth Fund         16,882,000        14,018,000         9,579,000
Calvert Social Index Fund              5,000            17,000            19,300

     Some securities that are considered for investment by the Funds may also be appropriate for other Vanguard funds or for other clients served by the investment advisers. If such securities are compatible with the investment policies of the Funds and one or more of an adviser's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by that adviser and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of an adviser in a manner deemed equitable by the adviser. Although there will be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.


                     INFORMATION ABOUT THE VIPER SHARE CLASS

Each Vanguard U.S. Sector Index Fund (the VIPER Funds) offers and issues an exchange-traded class of shares called VIPER Shares. Each VIPER Fund issues VIPER Shares in large blocks, known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a
Participant   Agreement  with  Vanguard   Marketing   Corporation,   the  Funds'
Distributor.

     Each VIPER Fund issues Creation Units in kind, in exchange for a basket of stocks that are part of--or soon to be part of--its target index (Deposit Securities). Each VIPER Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of the Fund's portfolio holdings (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not necessarily always, be the same. As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each VIPER Fund reserves the right to issue Creation Units for cash, rather than in kind, although each has no current intention of doing so.


EXCHANGE LISTING AND TRADING


The VIPER shares have been approved for listing on the . Exchange (the "Exchange") and will trade on the Exchange at market prices that may differ from net asset value.

     There can be no assurance that, in the future, VIPER Shares will continue to meet all of the .'s listing requirements. The . may, but is not required to, delist a Fund's VIPER Shares from listing if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the VIPER Shares for 30 or more consecutive trading days;
(2) the value of the target index tracked by each Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the ., makes further dealings on the . inadvisable. The . will also delist a Fund's VIPER Shares upon termination of the VIPER Share class.

     As with any stock traded on an exchange, purchases and sales of VIPER Shares will be subject to usual and customary brokerage commissions.


CONVERSIONS AND EXCHANGES

Owners of conventional shares issued by a VIPER Fund (Admiral Shares) may convert those shares into VIPER Shares of equivalent value of the same fund.
Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard will impose a charge on conversion transactions and reserves the right, in the future, to limit or terminate the conversion privilege. VIPER Shares, whether acquired through a conversion or purchased in the secondary market, cannot be converted into shares of another class of the same fund.

     Investors that are not Authorized Participants must hold VIPER Shares in a brokerage account. Thus, before converting conventional shares into VIPER Shares, an investor must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into VIPER Shares, an investor must contact her broker. The broker may charge a fee, over and above Vanguard's fee, to process a conversion request.

     Converting conventional shares into VIPER Shares generally is accomplished as follows. First, after the broker notifies Vanguard of an investor's request to convert, Vanguard will transfer conventional shares from the investor's account with Vanguard to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). At this point, Vanguard will no longer have any record of the investor; her ownership of conventional shares and VIPER Shares will be known only to her broker. Next, the broker will instruct Vanguard to convert the appropriate amount of conventional shares in its omnibus account into VIPER Shares of equivalent value. These shares will be held in an account at Vanguard in the name of DTC. (DTC will keep track of which VIPER Shares belong to the broker and the broker, in turn, will keep track of which VIPER Shares belong to its customers.) Because DTC is unable to handle fractional shares, only whole shares will be converted. For example, if the investor owned
300.250 conventional shares, and this was equivalent in value to 90.750 VIPER Shares, the DTC account would receive 90 VIPER Shares. Conventional shares worth
0.750 VIPER Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. The broker then could either (i) take certain internal actions necessary to credit the investor's account with 0.750 VIPER Shares rather than 2.481 conventional shares, or (ii) redeem the 2.481 conventional shares at net asset value, in which case the investor would receive cash in lieu of those shares. If the broker chooses to redeem the conventional shares, the investor will realize a gain or loss on the redemption that must be reported on her tax return (unless she holds the shares in an IRA or other tax-deferred account). Investors should consult their brokers for information on how the brokers will handle the conversion process, including whether they will impose a fee to process a conversion.

     The conversion process works differently if the investor opts to hold VIPER Shares through an account at Vanguard Brokerage Services/(R)/ (VBS/(R)/). If the investor converts her conventional shares to VIPER Shares through VBS, all conventional shares for which she requests conversion will be converted into the equivalent amount of VIPER Shares. Because no fractional shares will have to be sold, the transaction will be 100% tax-free.

     Here are some important points to keep in mind when converting conventional shares of a VIPER Fund into VIPER Shares:

o The conversion transaction is nontaxable except, as applicable, to the limited extent described above.

o The conversion process can take anywhere from several days to several weeks, depending on the broker. Vanguard generally will process conversion requests, once received, on the same or next business day, although processing may take up to three business days depending on when the conversion request is received.

o During the conversion process, the investor will remain fully invested in the Fund's conventional shares, and her investment will increase or decrease in value in tandem with the net asset value of those shares.

o During the conversion process, the investor will be able to liquidate all or part of her investment by instructing Vanguard or her broker (depending on whether her shares are held in her own account or her broker's omnibus account) to redeem her conventional shares. After the conversion process is complete, the investor will be able to liquidate all or part of her investment by instructing her broker to sell her VIPER Shares.


BOOK ENTRY ONLY SYSTEM

Vanguard/(R)/ VIPERs(TM) are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC

Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (NYSE), the AMEX and the National Association of Securities Dealers (NASD). Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the Indirect Participants).

     Beneficial ownership of VIPER Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in VIPER Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of VIPER Shares.

     Each VIPER Fund recognizes DTC or its nominee as the record owner of all VIPER Shares for all purposes. Beneficial Owners of VIPER Shares are not entitled to have VIPER Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of VIPER Shares.

     Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of the VIPER Shares of each Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding VIPER Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Share distributions shall be made to DTC or its nominee as the registered holder of all VIPER Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in VIPER Shares of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of VIPER Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such VIPER Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may determine to discontinue providing its service with respect to VIPER Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates
representing   ownership  of  VIPER   Shares,   unless  the  Trust  makes  other
arrangements with respect thereto satisfactory to the AMEX (or such other exchange on which VIPER Shares may be listed).


PURCHASE AND ISSUANCE OF VIPER SHARES IN CREATION UNITS


The VIPER Funds issue and sell VIPER Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The VIPER Funds will not issue fractional Creation Units.

     A Business Day is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


FUND DEPOSIT

The consideration for purchase of a Creation Unit from a VIPER Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the Deposit Securities) and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

     The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the Deposit Amount). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

     Vanguard, through the National Securities Clearing Corporation (NSCC) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the . (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for each VIPER Fund (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a VIPER Fund until such time as the next-announced Fund Deposit composition is made available. Each VIPER Fund reserves the right to accept a nonconforming Fund Deposit.

     The identity and number of shares of the Deposit Securities required for a Fund Deposit may change to reflect rebalancing adjustments and corporate actions by a Fund, or in response to adjustments to the weighting or composition of the component stocks of the relevant target index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which an Authorized Participant is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund. However, Vanguard may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate VIPER Fund, and the Fund's determination shall be final and binding.


PROCEDURES FOR PURCHASING CREATION UNITS

To be eligible to place orders with the Distributor and to purchase Creation Units from a VIPER Fund, you must be an Authorized Participant, i.e., a DTC Participant that has executed an agreement with the Trust's Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to purchase or redeem a Creation Unit. If your broker is not a DTC Participant or has not executed a Participant Agreement, it will have to place your order through an Authorized Participant, which may result in additional charges to you. For a current list of Authorized Participants, contact the Distributor.

     An Authorized Participant may place an order to purchase (or redeem) Creation Units of a VIPER Fund either (i) through the Continuous Net Settlement
(CNS) clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the Clearing Process, or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. Purchases (and redemptions) of Creation Units cleared through the Clearing Process will be subject to a lower Transaction Fee than those cleared outside the Clearing Process.

     To initiate a purchase order for a Creation Unit, whether through the Clearing Process or outside the Clearing Process, an Authorized Participant must give notice to the Distributor. The order must be in proper form and must be received by the Distributor prior to the closing time of the regular trading session on the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day's NAV. The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the Transmittal Date. Orders must be transmitted by an Authorized Participant by a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participation Agreement.

     Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

     Neither the Trust, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase (or redemption) order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor's phone systems or fax machines were not operating properly.)

     If you are not an Authorized Participant, you must place your purchase order with an Authorized Participant in a form acceptable to such Authorized Participant. In addition, the Authorized Participant may request that you make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash when required. You should afford sufficient time to permit proper submission of the order by the Authorized Participant to the Distributor prior to Closing Time on the Transmittal Date.

PLACEMENT OF PURCHASE ORDERS USING CLEARING PROCESS

For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent or Index Receipt Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant's purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Cash Component to the appropriate VIPER Fund, together with such additional information as may be required by the Distributor.

     An order to purchase Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund next determined on that day. An order to purchase Creation Units through the Clearing Process made in proper form but received after Closing Time on the Transmittal Date will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on that day. The Deposit Securities and the Cash Component will be transferred by the third NSCC Business Day following the date on which the purchase request is deemed received.


PLACEMENT OF PURCHASE ORDERS OUTSIDE CLEARING PROCESS

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. An order to purchase Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. If a Fund's custodian does not receive the Deposit Securities and Cash Component by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to cancel the purchase order and/or charge the purchaser for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

     A VIPER Fund may issue Creation Units to a purchaser before receiving some or all of the Deposit Securities if the purchaser deposits, in addition to the available Deposit Securities and the Cash Component, cash totaling at least 115% of the market value of the undelivered Deposit Securities (the Additional Cash Deposit). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time on such date and federal funds in the appropriate amount are deposited with the Custodian by 11 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4 p.m. or federal funds in the appropriate amount are not received by 11 a.m. the next Business Day, then the Fund may reject the order and the investor shall be liable to the Fund for losses, if any, resulting therefrom. Pending delivery of the missing Deposit
Securities, the purchaser must deposit additional cash with the Fund to the extent necessary to maintain the Additional Cash Deposit in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. If the purchaser fails to deliver missing Deposit Securities by 1 p.m. on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or fails to pay additional money to maintain the Additional Cash Deposit at 115% of the marked-to-market value of the missing securities within one Business Day following notification by the Distributor that such a payment is required, the Fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Fund for the costs incurred by the Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor, plus the brokerage and related transaction costs associated with such purchases. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Fund. In addition, the Fund will be entitled to collect a transaction fee of $4,000 in all such cases. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.


REJECTION OF PURCHASE ORDERS


Each of the VIPER Funds reserves the absolute right to reject a purchase order transmitted to it by the Distributor. By way of example, and not limitation, a VIPER Fund will reject a purchase order if:

o    the order is not in proper form;

o the investor(s), upon obtaining the VIPER Shares ordered, would own 80% or more of the total combined voting power of all classes of stock issued by the Fund;

o the Deposit Securities delivered are not as disseminated through the facilities of the . for that date by the Custodian, as described above;

o acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;

o acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;

o acceptance of the Fund Deposit would otherwise, in the discretion of the Fund or Vanguard, have an adverse effect on the Fund or any of its shareholders; or

o circumstances outside the control of the Fund, the Transfer Agent, the Custodian, the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Vanguard, the Distributor, DTC, NSCC, or any other participant in the purchase process, and similar extraordinary events.

     The Distributor shall notify the prospective purchaser of a Creation Unit, and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. The VIPER Funds, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of a Fund Deposit, nor shall any of them incur any liability for the failure to give any such notification.


TRANSACTION FEE ON PURCHASES OF CREATION UNITS

Each of the VIPER Funds imposes a transaction fee (payable to the Fund) to compensate the Fund for the transfer and other transaction costs associated with the issuance of Creation Units. For purchases effected through the Clearing Process, the transaction fee is $5,500, regardless of how many Creation Units are purchased. An additional charge of up to $5,500 may be imposed for purchases effected outside the Clearing Process.

     When a VIPER Fund permits a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser will be assessed an additional variable charge on the "cash in lieu" portion of its investment. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with purchasing the relevant Deposit Securities and, if applicable, the estimated market impact costs of purchasing such securities.


REDEMPTION OF VIPER SHARES IN CREATION UNITS

VIPER Shares may be redeemed only in Creation Units; a Fund will not redeem VIPER Shares tendered in less than Creation Unit-size aggregations. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of VIPER Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests in good order will receive the NAV next determined after the request is made.

     An investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities, plus (2) a Cash Redemption Amount equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities, less (3) a Redemption Transaction Fee (described below). If the Redemption Securities have a value greater then the NAV of a Creation Unit, the redeeming investor would pay the Cash Redemption Amount to the Fund, rather than receiving such amount from the Fund.

     Vanguard, through the NSCC, makes available immediately prior to the opening of business on the . (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Redemption Securities that will be used (subject to possible amendment or correction) to satisfy redemption requests received in proper form (as defined below) on that day. The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of a investor purchasing a Creation Unit. If a Fund and a redeeming investor mutually agree, the Fund may provide the investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through NSCC.


TRANSACTION FEES ON REDEMPTIONS OF CREATION UNITS


Each of the VIPER Funds imposes a transaction fee (payable to the Fund) to compensate the Funds for the transfer and other transaction costs associated with the redemption of Creation Units. For redemptions effected through the Clearing Process, the transaction fee is $5,500, regardless of how many Creation Units are redeemed. An additional charge of up to $5,500 may be imposed for redemptions effected outside the Clearing Process.

     When a VIPER Fund permits a redeeming investor to receive cash in lieu of one or more Redemption Securities, the investor will be assessed an additional variable charge on the "cash in lieu" portion of its redemption. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with selling portfolio securities to raise the necessary cash and, if applicable, the estimated market impact costs of selling such securities.



PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS

An order to redeem Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund next determined on that day. An order to redeem Creation Units through the Clearing Process made in proper form but received by a Fund after Closing Time on the Transmittal Date will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on that day. The Redemption Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which the redemption request is deemed received.


PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS

An Authorized Participant that wishes to place an order to redeem a Creation Unit outside the Clearing Process must state that it is not using the Clearing Process and that redemption instead will be effected through a transfer of VIPER Shares directly through DTC. An order to redeem a Creation Unit of a VIPER Fund outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Fund's Transfer Agent prior to the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Fund's custodian does not receive the required number of VIPER Shares from the redeeming investor by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to charge the redeeming investor for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

     After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the Redemption Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

     The calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Calculation of Net Asset Value," computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by an Authorized Participant prior to the Closing Time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount will be determined by the Custodian on such Transmittal Date.

     Each of the VIPER Funds reserves the right, in its sole discretion, to require or permit a redeeming investor to receive its redemption proceeds in cash. In such cases, the investor would receive a cash payment equal to the net asset value of its VIPER Shares based on the NAV of those shares next determined after the redemption request is received in proper form (minus a transaction fee, including a charge for cash redemptions, described above).

     If a redeeming investor (or an Authorized Participant through which it is acting) is subject to a legal restriction with respect to a particular stock included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the stock. In addition, each VIPER Fund reserves the right to redeem Creation Units partially for cash to the extent that the Fund could not lawfully deliver one or more Redemption Securities or could not do so without first registering such securities under federal or state law.


                              FINANCIAL STATEMENTS

The Funds' Financial Statements for the year ended August 31, 2002, appearing in the Funds' respective 2002 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.

                              COMPARATIVE INDEXES


Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group uses one or more of the following unmanaged indexes for comparative performance purposes.

ASSET ALLOCATION COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Treasury Index.

AVERAGE 1-2 YEAR MUNICIPAL FUND--An industry benchmark of average adjustable short municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE 1-5 YEAR GOVERNMENT FUND--An industry benchmark that includes funds with U.S. Treasury and agency obligations with similar investment objectives and policies and maturities of 1 to 5 years, as measured by Lipper Inc.

AVERAGE 1-5 YEAR INVESTMENT-GRADE FUND--An industry benchmark of average 1-5 year investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE 1-5 YEAR MUNICIPAL FUND--An industry benchmark that includes funds with investment-grade tax-exempt bonds that are issued by state and local governments with similar investment objectives and policies and have maturities of 1 to 5 years, as measured by Lipper Inc.

AVERAGE  ADJUSTED SHORT  MUNICIPAL DEBT FUND--An  industry  benchmark of average
adjustable  short  municipal  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

AVERAGE BALANCED FUND--An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA  INTERMEDIATE MUNICIPAL DEBT FUND--An industry benchmark that
includes   intermediate-term   California  municipal  bond  funds  with  similar
investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average California tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CONVERTIBLE SECURITIES FUND--An industry benchmark of funds with convertible securities rated B or better by Standard & Poor's, with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CORPORATE A-RATED FUND--An industry benchmark of average corporate A-rated funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EMERGING MARKETS FUND--An industry benchmark of average emerging markets funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EQUITY INCOME FUND--An industry benchmark of average equity income funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EUROPEAN REGION FUND--An industry benchmark of average European region funds with similar investment objectives and policies, as measured by Lipper Inc.


AVERAGE FIXED INCOME FUND--An industry bencmark of average fixed income funds with similar investment objectives and policies as measured by Lipper Ince.


AVERAGE FLORIDA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average Florida municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE FLEXIBLE FUND--An industry benchmark of average flexible funds with similar investment objectives and policies, as measured by Lipper Inc.


AVERAGE GENERAL EQUITY FUND--An industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL GOVERNMENT FUND--An industry benchmark of average general government funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL MUNICIPAL FUND--An industry benchmark of average general municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL TREASURY FUND--An industry benchmark of average general treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GLOBAL FUND---An industry benchmark of average global funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GNMA FUND--An industry benchmark that includes funds of mortgage-backed pass-through securities of the Government National Mortgage Association, with similar investment objectives and policies; these securities are based on pools of 15- and 30-year fixed-rate home mortgages, as measured by Lipper Inc.

AVERAGE GOLD-ORIENTED FUND--An industry benchmark of funds that track the performance of companies around the world, with similar investment objectives and policies, that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals, as measured by Lipper Inc.

AVERAGE   GOVERNMENT  MONEY  MARKET  FUND--An  industry   benchmark  of  average
government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE HEALTH/BIOTECHNOLOGY FUND--An industry benchmark of funds that track the stocks of the health care companies within the S&P 500 Index, as measured by Lipper Inc.

AVERAGE HIGH-CURRENT-YIELD FUND--An industry benchmark of average high current yield funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE HIGH YIELD MUNICIPAL FUND--An industry benchmark of average high-yield municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INCOME FUND--An industry benchmark of average income funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE  INSTITUTIONAL  MONEY  MARKET  FUND--An  industry  benchmark  of average
institutional  money  market  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

AVERAGE INSURED MUNICIPAL FUND--An industry benchmark of average insured municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   GOVERNMENT   FUND--An  industry  benchmark  of  average
intermediate government funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INTERMEDIATE INVESTMENT-GRADE FUND--An industry benchmark of average intermediate investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   MUNICIPAL   FUND--An  industry   benchmark  of  average
intermediate municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   TREASURY   FUND--An   industry   benchmark  of  average
intermediate treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INTERNATIONAL FUND--An industry benchmark of average international funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE JAPAN/PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE LARGE-CAP CORE FUND--An industry benchmark of average large-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE LARGE-CAP GROWTH FUND--An industry benchmark of average large-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE LARGE-CAP VALUE FUND--An industry benchmark of average large-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MASSACHUSETTS MUNICIPAL DEBT FUND--An industry benchmark of average Massachusetts municipal debt funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MID-CAP CORE FUND--An industry benchmark of average mid-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.


AVERAGE MID-CAP VALUE FUND--An industry benchmark of average mid-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MONEY MARKET FUND--An industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MULTI-CAP CORE FUND--An industry benchmark of average multi-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MULTI-CAP GROWTH FUND--An industry benchmark of average multi-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MULTI-CAP VALUE FUND--An industry benchmark of average multi-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NATURAL RESOURCES FUND--An industry benchmark of average natural resources funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW JERSEY MUNICIPAL DEBT FUND--An industry benchmark of average New Jersey municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW JERSEY TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average New Jersey tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW YORK INSURED MUNICIPAL DEBT FUND--An industry benchmark of average New York municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW YORK TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average New York tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE OHIO MUNICIPAL DEBT FUND--An industry benchmark of average Ohio municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE OHIO TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Ohio tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PENNSYLVANIA MUNICIPAL DEBT FUND--An industry benchmark of average Pennsylvania municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Pennsylvania tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE REAL ESTATE FUND--An industry benchmark of average real estate funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SHORT TREASURY FUND--An industry benchmark of average short treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP CORE FUND--An industry benchmark of average small-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP GROWTH FUND--An industry benchmark of average small-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP VALUE FUND--An industry benchmark of average small-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   TAX-EXEMPT  MONEY  MARKET  FUND--An  industry   benchmark  of  average
tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE U.S. TREASURY MONEY MARKET FUND--An industry benchmark of average U.S. treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE UTILITY FUND--An industry benchmark of average utility funds with similar investment objectives and policies, as measured by Lipper Inc.


BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40% Lehman Brothers Aggregate Bond Index.

CALVERT SOCIAL INDEX--A socially screened index of large- and mid-capitalization U.S. stocks that is provided by the Calvert Group of Bethesda, Maryland.

CONSERVATIVE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.

CONSERVATIVE GROWTH COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 40% Lehman Brothers Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% Morgan Stanley Capital International Europe Australasia Far East Index.

CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX--An industry benchmark that includes convertible securities rated B or better by Standard & Poor's.

GROWTH COMPOSITE AVERAGE--A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.

GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 65% Wilshire 5000 Index, 20% Lehman Brothers Aggregate Bond Index, and 15% Morgan Stanley Capital International Europe Australasia Far East Index.

GROWTH FUND STOCK INDEX--Tracks the performance of the average common stock holdings of the 50 largest growth-oriented mutual funds.

IMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND--Contains weekly summary of asset, yield, average maturity, and portfolio holdings data for the industry benchmark Money Fund Report Averages.

INCOME COMPOSITE AVERAGE--A composite fund average weighted 60% averaged fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.

INCOME COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 60% Lehman Brothers Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.

LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade (rated Baa3 or above by Moody's) corporate and international dollar-denominated bonds, all having maturities of 1 to 5 years.

LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 1 to 5 years.

LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX--Includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

LEHMAN BROTHERS 1-5 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 1 to 5 years.

LEHMAN   BROTHERS  3  YEAR  MUNICIPAL  BOND   INDEX--Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 2 to 4 years.

LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 5 to 10 years.

LEHMAN BROTHERS 5-10 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 5 to 10 years.

LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 5 to 10 years.

LEHMAN   BROTHERS  7  YEAR  MUNICIPAL  BOND   INDEX--Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 6 to 8 years.

LEHMAN  BROTHERS  10  YEAR  MUNICIPAL  BOND   INDEX--Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 8 to 12 years.

LEHMAN BROTHERS AGGREGATE BOND INDEX--The broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody's) and maturities of 1 year or more.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--Includes high-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with a broad range of maturities.

LEHMAN   BROTHERS  GNMA  BOND   INDEX--Includes   mortgage-backed   pass-through
securities of the Government National Mortgage Association; these securities are based on pools of 15- and 30-year fixed-rate home mortgages.

LEHMAN BROTHERS HIGH YIELD BOND INDEX--Includes mainly corporate bonds with credit ratings at or below Ba1 (Moody's) or BB+ (Standard & Poor's); these issues are considered below-investment-grade.

LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX--Includes top-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with maturities of 10 years or more.

LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate bonds and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 10 years or more.

LEHMAN  BROTHERS  LONG  U.S.   TREASURY  BOND   INDEX--Includes   U.S.  Treasury
obligations with maturities of 10 years or more.

LEHMAN BROTHERS MUNICIPAL BOND INDEX--Includes most investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments in the United States.

LEHMAN   BROTHERS   U.S.   TREASURY   INFLATION   NOTES    INDEX--Includes   the
inflation-indexed securities within the Lehman Brothers Treasury Index, which represents U.S. Treasury obligations with maturities of more than 1 year.

MODERATE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 50% average
general   equity  fund,   40%  averaged  fixed  income  fund,  and  10%  average
international fund. Derived from data provided by Lipper Inc.

MODERATE GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 50% Wilshire 5000 Index, 40% Lehman Brothers Aggregate Bond Index, and 10% Morgan Stanley Capital International Europe Australasia Far East Index.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX FREE--Tracks stock markets in countries included in the MSCI EAFE Index plus the United States, Canada, and a number of emerging markets.


MSCI US SMALL + MID CAP 2200 INDEX--A market-capitalization weighted composite of the MSCI US Small Cap 1750 and the MSCI US Mid Cap 450 Index.

MSCI ALL COUNTRY WORLD INDEX FREE EX USA--Includes both developed markets (minus the United States) and emerging markets from around the globe. Tracking stock markets in 48 nations, it is a good representation of the overall international equity market.

MSCI EMERGING MARKETS FREE INDEX--Free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI EUROPE INDEX--Tracks stocks in more than 15 developed European markets.

MSCI EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) INDEX--Tracks more than 1,000 stocks from more than 20 developed markets in Europe, Australia, Asia, and the Pacific region.

MSCI EUROPE, AUSTRALASIA, FAR EAST GROWTH INDEX--Measures the performance of those stocks within the MSCI EAFE Index that have higher price/book ratios.

MSCI PACIFIC INDEX--Tracks stocks from developed Pacific Rim markets.

MSCI US INVESTABLE MARKET CONSUMER DISCRETIONARY INDEX--Tracks stocks of companies in the consumer discretionary industry.

MSCI US INVESTABLE MARKET CONSUMER STAPLES INDEX--Tracks stocks of companies in the consumer staples industry.

MSCI US INVESTABLE MARKET ENERGY INDEX--Tracks stocks of companies in the energy industry.

MSCI US INVESTABLE MARKET FINANCIALS INDEX--Tracks stocks of companies in the financial industry.

MSCI US INVESTABLE MARKET HEALTH CARE INDEX--Tracks stocks of companies in the health care industry.

MSCI US INVESTABLE MARKET INDUSTRIALS INDEX--Tracks stocks of companies in the industrial industry.

MSCI US INVESTABLE MARKET INFORMATION TECHNOLOGY INDEX--Tracks stocks of companies in the information technology industry.

MSCI US INVESTABLE MARKET MATERIALS INDEX--Tracks stocks of companies in the materials industry.

MSCI US INVESTABLE MARKET TELECOMMUNICATIONS SERVICES INDEX--Tracks stocks of companies in the telecommunications services industry.

MSCI US INVESTABLE MARKET UTILITIES INDEX--Tracks stocks of companies in the utilities industry.

MSCI US MID CAP 450 INDEX--Tracks stocks of medium-size U.S. companies.

MSCI US PRIME MARKET GROWTH INDEX--Tracks growth stocks of predominantly large U.S. companies.

MSCI US PRIME MARKET VALUE INDEX--Tracks value stocks of predominantly large U.S. companies.

MSCI US SMALL CAP 1750 INDEX--Tracks stocks of smaller U.S. companies.

MSCI US SMALL CAP GROWTH INDEX--Tracks growth stocks of smaller U.S. companies.

MSCI US SMALL CAP VALUE INDEX--Tracks value stocks of smaller U.S. companies.


MORGAN STANLEY REAL ESTATE INVESTMENT TRUST (REIT) INDEX--Tracks more than 1,000 real estate investment trusts that meet size and liquidity criteria specified by Morgan Stanley.

RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX--Measures the performance of those Russell 1000 Index companies with higher price/ book ratios and higher predicted growth rates.

RUSSELL 1000 VALUE INDEX--Measures the performance of those Russell 1000 Index companies with lower price/book ratios and lower predicted growth rates.

RUSSELL 2500 INDEX--Measures the performance of the 2,500 smallest companies in the Russell 3000 Index.

RUSSELL 2500 GROWTH INDEX--Measures the performance of those Russell 2500 Index companies with higher price/ book ratios and higher predicted growth rates.

RUSSELL 2000 INDEX--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

RUSSELL 2000 GROWTH INDEX--Measures the performance of those Russell 2000 Index companies with higher price/ book ratios and higher predicted growth rates.

RUSSELL 2800 INDEX--Consists of the Russell 3000 Index (the 3,000 largest U.S. stocks) minus the largest 200.

RUSSELL 3000 GROWTH INDEX--Measures the performance of those Russell 3000 Index companies with higher price/ book ratios and higher predicted growth rates.

RUSSELL  3000   INDEX--Measures  the  performance  of  the  3,000  largest  U.S.
companies.

RUSSELL 3000 VALUE INDEX--Measures the performance of those Russell 3000 Index companies with lower price/ book ratios and lower predicted growth rates.

RUSSELL MIDCAP GROWTH INDEX--Measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates.

RUSSELL MIDCAP INDEX--Measures the performance of the 800 smallest companies in the Russell 1000 Index.

RUSSELL MIDCAP VALUE INDEX--Measures the performance of those Russell Midcap Index companies with lower price/book ratios and lower predicted growth rates.

SALOMON SMITH BARNEY 3-MONTH U.S. TREASURY BILL INDEX--Tracks the performance of short-term U.S. government debt instruments.

SALOMON SMITH BARNEY BROAD MARKET INDEX--Tracks the performance of the U.S. broad market.

SALOMON SMITH BARNEY EXTENDED MARKET EUROPE AND PACIFIC (EM EPAC) INDEX--Measures the performance of the smallest companies from the European and Pacific countries represented in the Salomon Smith Barney Broad Market Index. The EM EPAC Index represents the bottom 20% of the total market capital of each country.

SALOMON SMITH BARNEY WORLD EQUITY GOLD INDEX--Tracks the performance of companies around the world that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals.

SELECT EMERGING MARKETS FREE INDEX--This composite includes stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component (5%) based on the Average Money Market Fund. This index is administered by MSCI exclusively for Vanguard.

STANDARD & POOR'S (S&P) 500 INDEX--A widely used barometer of U.S. stock market performance; as a market-weighted index of leading companies in leading industries, it is dominated by large-capitalization companies.

STANDARD & POOR'S 500/BARRA GROWTH INDEX--Includes those stocks of the S&P 500 Index that have higher price/ book ratios; these stocks generally offer lower-than-average dividend yields.

STANDARD & POOR'S  500/BARRA VALUE  INDEX--Includes  those stocks of the S&P 500
Index  that  have  lower  price/book   ratios;   these  stocks  generally  offer
higher-than-average dividend yields.

STANDARD & POOR'S ENERGY SECTOR INDEX--Tracks the stocks of the energy-related companies within the S&P 500 Index.

STANDARD & POOR'S HEALTH SECTOR INDEX--Tracks the stocks of the health care companies within the S&P 500 Index.

STANDARD & POOR'S INTEGRATED TELECOMMUNICATION SERVICES INDEX--Includes the Telecommunications Services industry group (Alternative Carriers and Integrated Telecommunication Equipment) and Wireless Telecommunications Services.

STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX--Includes those stocks of the S&P MidCap 400 Index that have above average price/earnings and price/book ratios.

STANDARD & POOR'S MIDCAP 400 INDEX--Includes stocks of 400 medium-size U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P 500 Index.

STANDARD   &   POOR'S    SMALLCAP    600    INDEX--Includes    stocks   of   600
small-capitalization U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P MidCap 400 Index.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--Includes those stocks of the S&P SmallCap 600 Index that have higher price/book ratios.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--Includes those stocks of the S&P SmallCap 600 Index that have lower price/book ratios.

STANDARD & POOR'S UTILITIES INDEX--Includes the following industries: Electric Utilities; Gas Utilities; Multi-Utilities, and Water Utilities.


STAR LIPPER COMPOSITE--A composite fund average weighted 50% Average General Equity Fund, 25% Average Fixed Income Fund, 12.5% Average International Fund, and 12.5% Average 1-5 Year Investment-Grade Fund, Derived from data provided by Lipper Inc.


STAR COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 62.5% Wilshire 5000 Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index.

TARGET REIT COMPOSITE--Consists of the Morgan Stanley REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

TAX-MANAGED BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond Index.

TOTAL INTERNATIONAL COMPOSITE INDEX--Consists of the MSCI Europe Index plus the MSCI Pacific Index, and the Select Emerging Markets Free Index.

UTILITIES COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 75% S&P Utilities Index and 25% S&P Integrated Telecommunication Services Index.

WELLESLEY COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 65% Lehman Brothers Credit A or Better Index, 26% S&P 500/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Services Index.

WELLINGTON COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Index.

WILSHIRE 4500 COMPLETION INDEX--Measures the performance of virtually all U.S. mid- and small-capitalization stocks. The index is constructed by removing the S&P 500 Index stocks from the Wilshire 5000 Index.

WILSHIRE 5000 TOTAL MARKET INDEX--The broadest measure of the U.S. stock market; tracks all stocks publicly traded in the United States for which daily pricing is available.

                                LEGAL DISCLAIMERS

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY VANGUARD. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THIS FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNER OF THIS FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUERS OR OWNERS OF THIS FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THIS FUND IS REDEEMABLE FOR CASH. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE OWNERS OF THIS FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

     ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS OR COUNTERPARTIES, ISSUERS OF THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO ANY MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING WITHOUT LIMITATION LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                                   SAI023 092003

                                     PART C

                              VANGUARD WORLD FUNDS
                                OTHER INFORMATION

ITEM 23. EXHIBITS


EXHIBITS DESCRIPTION
(a) Declaration of Trust, filed on November 27, 2002, Post-Effective Amendment No. 84, is hereby incorporated by reference.
(b)  By-Laws, filed herewith.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d) Investment Advisory Contracts, filed herewith for Baillie Gifford Overseas, Ltd, Schroder Investment Management North America Inc., and Schroder Investment Management North America Limited; and filed on November 27, 2002, Post-Effective Amendment No. 84 for Alliance Capital Management, are hereby incorporated by reference. The Vanguard Group, Inc. provides investment advisory services to the Funds at cost pursuant to the Amended and restated Funds' Service Agreement, refer to Exhibit (h) below.
(e)  Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreements, filed herewith for Wachovia Bank, filed on November 27, 2002, Post-Effective Amendment No. 84, for Citibank, N.A. and JP Morgan Chase Bank, are hereby incorporated by reference.
(h) Amended and Restated Funds' Service Agreement, filed on November 27, 2002, Post-Effective Amendment No. 84, is hereby incorporated by reference.
(i)  Not Applicable
(j) Consent of Independent Accountants, to be filed by Amendment. (k) Not Applicable (l) Not Applicable (m) Not Applicable (n) Rule 18f-3 Plan, filed on November 27, 2002, Post-Effective Amendment No. 84, is hereby incorporated by reference.
(o)  Not Applicable
(p) Code of Ethics, filed on February 6, 2003, Post-Effective Amendment No. 85 for Baillie Gifford Overseas, Ltd; filed on November 27, 2002, Post-Effective Amendment No. 84, for Alliance Capital Management; and filed on December 7, 2001, Post-Effective Amendment No. 83, for Schroder Investment Management North America, Inc., are hereby incorporated by reference. Filed herewith for The Vanguard Group.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Alliance Capital Management L.P. (Alliance), is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Alliance, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Alliance pursuant to the Advisers Act (SEC File No. 801-56720).

Schroder Investment Management North America, Inc. (Schroder), is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Schroder, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Schroder pursuant to the Advisers Act (SEC File No. 801-15834).

Baillie Gifford Overseas Ltd (Baillie Gifford) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Baillie Gifford, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Baillie Gifford pursuant to the Advisers Act (SEC File No. 801-21051).

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).


ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31
(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's custodians, Citibank, N.A., 111 Wall Street, New York, NY 10005, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, and Wachovia Bank, N.A. 123 S. Broad Street, PA4942, Philadelphia, PA 19109.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the .th day of ., 2003.




                                                VANGUARD WORLD FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

--------------------------------------------------------------------------------
SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief      July ., 2003
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D ELLIS         Trustee                         July ., 2003
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN  Trustee                         July ., 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ RAJIV L. GUPTA          Trustee                         July ., 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BURTON G. MALKIEL       Trustee                         July ., 2003
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.   Trustee                         July ., 2003
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON      Trustee                         July ., 2003
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS       Treasurer and Principal         July ., 2003
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*



*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                 EXHIBIT INDEX


By-Laws. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Ex-99.B

Code of Ethics . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Ex-99.P